                         SUPPLEMENT TO PROSPECTUS FOR
                             NORTH AMERICAN FUNDS
                 DATED MARCH 1, 1999, AS REVISED MAY 13, 1999

The investment objective of the International Equity Fund (the "International Fund") as stated on page 3 of the Prospectus has been approved by the Board of Trustees of North American Funds("Trustees"), but is subject to approval by the international Fund's shareholders. A meeting of the International Fund's shareholders has been called for June 2, 1999 for the purpose of voting on such approval. Until this approval is obtained, the investment objective of the Fund is to seek long-term growth of capital and income. In addition to the investment strategies described on page 25 of the Prospectus, MSAM presently also considers an additional dividend yield factor when making country and sector weightings. This additional factor will be eliminated if shareholders approve the proposed investment objective stated on page 3 of the Prospectus, which does not include an income component.

                                                                    May 13, 1999

Prospectus
--------------------------------------------------------------------------------
               1999

[GRAPHIC]

                                             [NORTH AMERICAN FUNDS]

International Small Cap Fund
International Equity Fund
Global Equity Fund
Emerging Growth Fund
Small/Mid Cap Fund
Growth Equity Fund
Tax-Sensitive Equity Fund
Growth and Income Fund
Equity-Income Fund
Balanced Fund
Strategic Income Fund
Investment Quality Bond Fund
National Municipal Bond Fund
U.S. Government Securities Fund
Money Market Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

March 1, 1999 as revised May 13, 1999

Table of Contents
Organization of Information

Because this Prospectus includes information about fifteen different Funds, the material is organized to help you find the information you are looking for.

      o  Section I of the Prospectus includes summaries of each Fund.
      o Section II includes additional information about the Funds' investment strategies, additional risk information and information about the investment managers.
      o Section III of the Prospectus includes information about how to invest and manage your North American Funds account.

Section I: Summaries of the Funds ....................................Page 1

      Summary of each Fund
      1. Investment Goal
      2  Principal Investment Strategies
      3. Descriptions of Main Investment Risks
      4. Investment Performance

Section II: Other Information about each Fund ........................Page 19

      o  Expenses
      o  Fund Management
      o  Other Risks of Investing

Section III: Investing in the Funds ..................................Page 42

This section includes the information you need about how to invest and how to redeem shares. It also includes other important information about sales charges, taxes and account privileges.

More Information

If you'd like more information than is included in this Prospectus, the back cover lists a number of places to call or to visit for additional materials.

Section I:

Fund Summaries

North American Funds (the "Trust") is a group of mutual funds that includes fifteen separate investment portfolios, or Funds. Each Fund has a specific, unique investment objective. Each Fund has a subadvisor, a firm responsible for making investment decisions for the Fund.

The summaries on the next 15 pages describe each Fund's investment objective and principal investment strategies, list the main risks of investing in the Fund, and show the Fund's past investment performance. Explanations of the main risks of investing in each Fund starts on page 17.

Below most of the Funds' descriptions are a chart and a table (the newer Tax-Sensitive Equity and Emerging Growth Funds do not have charts and tables because they were less than one year old as of December 31, 1998).

The bar chart shows how the investment returns of one class of each Fund's shares have varied in the past ten years, or in the years since the Fund began if it is less than ten years old. The bar chart does not reflect sales charges; if it did, performance would be less than shown.

The Table (the Average Annual Total Return Table) following each bar chart shows how that Fund's average annual returns for each Class of shares for the last one, five and ten years (or since the Fund began, for newer Funds) compared to returns of a broad-based securities market index. The table reflects sales charges, including the maximum initial sales charge for Class A shares, and the maximum applicable Deferred Sales Charge for Class B and Class C shares. Each Fund's bar chart and Average Annual Total Return Table provides an indication of the historical risk/return of an investment in the Fund.

It is important to remember that past performance does not predict future performance, and that as with any investment, it is possible for investors to lose money on investments in the Funds. An investment in any of the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

International Small Cap Fund
Investment Goal and Strategies

The investment objective of the International Small Cap Fund is to seek capital appreciation. To achieve this objective, Founders Asset Management, LLC ("Founders"), the Fund's subadvisor, invests primarily in equity securities issued by foreign companies with market capitalizations, or annual revenues, of $1 billion or less.

These companies are located in both established and emerging economies throughout the world. The Fund may invest in derivatives. Founders selects securities based on its evaluation of their potential to offer capital appreciation opportunities.

Main Investing Risks
o  Currency Risk
o  Derivatives Risk
o Equity Risk, including the risks associated with investing in smaller companies
o  Foreign Investment Risk
o  Liquidity Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for A shares

Annual Total Return

'97       -0.36%
'98       10.18%

Best quarter: 1st quarter 1998 14.18%
Worst quarter: 3rd quarter 1998 -20.28%

================================================================================
Average Annual Total Returns as of 12/31/98

                    Past One Year          Life of Fund
                                           (since 3/4/96)
================================================================================
Class A              4.95%                 5.21%
--------------------------------------------------------------------------------
Class B              4.43%                 5.03%
--------------------------------------------------------------------------------
Class C              8.50%                 6.33%
--------------------------------------------------------------------------------
MSCI WORLD          18.80%                 9.30%
ex-U.S. Index
================================================================================

International Equity Fund
Investment Goal and Strategies

The investment objective of the International Equity Fund is to seek long-term capital appreciation. Morgan Stanley Asset Management ("MSAM"), the Fund's subadvisor, pursues this objective by investing primarily in accordance with country and sector weightings determined by MSAM in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

MSAM seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. MSAM capitalizes on the significance of country and sector selection in international equity portfolio returns by over- and underweighting countries based on three factors:
(i) valuation, (ii) fundamental change, and (iii) short-term market momentum/ technicals.

The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes, Derivatives may include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

Main Investing Risks
o  Currency Risk
o  Derivatives Risk
o  Equity Risk
o  Foreign Investment Risk
o  Liquidity Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for A shares

Annual Total Return

'96       12.12%
'97       -0.47%
'98        8.19%

Best quarter: 4th quarter 1998 20.89%
Worst quarter: 3rd quarter 1998 -20.56%

================================================================================
Average Annual Total Returns as of 12/31/98

                              Past One Year      Life of Fund
                                                 (since 1/9/95)
================================================================================
Class A                        3.05%             5.56%
--------------------------------------------------------------------------------
Class B                        2.48%             5.66%
--------------------------------------------------------------------------------
Class C                        6.37%             6.27%
--------------------------------------------------------------------------------
MSCI All Country World        14.45%             8.18%
EX-US Index
================================================================================

Global Equity Fund
Investment Goal and Strategies

The investment objective of the Global Equity Fund is long-term capital appreciation. To achieve this objective, Morgan Stanley Asset Management Inc. ("MSAM"), the Fund's subadvisor, invests in a globally diversified portfolio of equity securities.

MSAM's investment focus is the selection of individual stocks, with an eye toward value. To choose stocks for the Fund, MSAM identifies stocks that it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues. To decide whether or not these stocks are suitable for investment, MSAM estimates the future value of these stocks using a mathematical model.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities and at least 20% of the Fund's total assets will be invested in the common stocks of U.S. issuers. The Fund may invest up to 80% of its total assets in foreign securities. Although the Fund expects to invest primarily in securities listed on stock exchanges, it will also invest in equity securities that are traded over-the-counter or that are not admitted to listing on a stock exchange or dealt in on a regulated market. The Fund may invest in derivatives.

Main Investing Risks
o  Currency Risk
o  Derivatives Risk
o Equity Risk, particularly the risk associated with investments in value stocks
o  Foreign Investment Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for C shares

Annual Total Return

'91            11.34%
'92            -2.87%
'93            29.56%
'94             1.20%
'95             6.43%
'96            10.71%
'97            19.98%
'98            10.59%

Best quarter: 4th quarter 1998 15.23%
Worst quarter: 3rd quarter 1998 -14.52%

================================================================================
Average Annual Total Returns as of 12/31/98

                 Past One Year   Past Five Years   Life of Fund*   Life of Fund*
                                                   (Class A & B)   (Class C)
================================================================================
Class A           5.98%           9.11%             8.83%           N/A
--------------------------------------------------------------------------------
Class B           5.56%           9.35%             9.06%           N/A
--------------------------------------------------------------------------------
Class C           9.59%           9.61%             N/A            10.29%
--------------------------------------------------------------------------------
MSCI WORLD       24.30%          15.70%            15.30%          13.70%
Index
================================================================================
*Inception dates: Class A and Class B - 4/1/94; Class C - 11/1/90

Emerging Growth Fund
Investment Goal and Strategies

The investment objective of the Emerging Growth Fund is maximum capital appreciation. Warburg Pincus Asset Management, Inc. ("Warburg"), the Fund's subadvisor, pursues this objective by investing primarily in equity securities of U.S. companies. The focus of the Fund is emerging growth companies, which often are small or medium-size companies that reflect growth characteristics such as positive earnings comparisons and potential for accelerated growth.

The Fund may also invest in high-quality bonds, and to a certain extent, foreign securities. The Fund may invest in derivatives.

The Fund is not "diversified," which means that it may invest in a relatively small number of issuers of securities, and its value may be affected very significantly by the change in value of a single security.

Main Investing Risks
o  Concentration Risk
o  Credit Risk
o  Currency Risk
o  Derivatives Risk
o Equity Risk, particularly the risks associated with investing in smaller companies
o  Interest Rate Risk
o  Liquidity Risk
o  Foreign Investment Risk
o  Management Risk

Small/Mid Cap Fund
Investment Goal and Strategies

The investment objective of the Small/Mid Cap Fund is to seek long term capital appreciation. To achieve this objective, Fred Alger Management, Inc. ("Alger"), the Fund's subadvisor, ordinarily invests at least 65% of Fund total assets in the stock of small-to mid-size companies with market capitalizations (total value of outstanding securities) between $500 million and $5 billion.

The Fund can invest up to 35% of its total assets in the stocks of companies that have total market capitalization of $5 billion or more. The Fund may also invest up to 15% of its total assets in money market and other fixed income securities, and up to 20% of its total assets in foreign securities. The Fund may invest in derivatives.

Main Investing Risks
o  Credit Risk
o  Currency Risk
o  Derivatives Risk
o Equity Risk, including the risks associated with investing in smaller companies
o  Foreign Investment Risk
o  Interest Rate Risk
o  Liquidity Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for A shares

Annual Total Return

'97       15.89%
'98       29.65%

Best quarter: 4th quarter 1998 28.45%
Worst quarter: 3rd quarter 1998 -16.39%

================================================================================
Average Annual Total Returns as of 12/31/98

                    Past One Year            Life of Fund
                                             (since 3/4/96)
================================================================================
Class A             23.50%                   15.51%
--------------------------------------------------------------------------------
Class B             23.55%                   15.56%
--------------------------------------------------------------------------------
Class C             27.58%                   16.70%
--------------------------------------------------------------------------------
S&P MidCap          19.11%                   22.82%
400 Index
================================================================================

Growth Equity Fund
Investment Goal and Strategies

The investment objective of the Growth Equity Fund is to seek long-term capital growth. To achieve this goal, Founders Asset Management LLC ("Founders"), the Fund's subadvisor, invests at least 65% of its total assets in the common stocks of well-established, high-quality growth companies whose earnings are expected by Founders to increase faster than the market average.

The Fund may invest in other types of equity securities that offer opportunities for capital appreciation. The Fund may also invest in high-quality bonds. The Fund may invest up to 100% of its total assets in American Depositary Receipts
(ADRs) and up to 30% of its total assets in foreign securities (other than ADRs). The Fund may not invest more than 25% of its total assets in any one foreign country. The Fund may invest in derivatives.

Main Investing Risks
o  Credit Risk
o  Currency Risk
o  Derivatives Risk
o  Equity Risk, including the particular risks associated with growth stocks
o  Foreign Investment Risk
o  Interest Rate Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for A shares

Annual Total Return

'97       25.37%
'98       25.13%

Best quarter: 4th quarter 1998 21.34%
Worst quarter: 3rd quarter 1998 -13.75%

================================================================================
Average Annual Total Returns as of 12/31/98

               Past One Year            Life of Fund
                                        (since 3/4/96)
================================================================================
Class A        19.19%                   20.37%
--------------------------------------------------------------------------------
Class B        19.15%                   20.69%
--------------------------------------------------------------------------------
Class C        23.11%                   21.66%
--------------------------------------------------------------------------------
S&P 500        28.72%                   28.20%
Index
================================================================================

Tax-Sensitive Equity Fund
Investment Goal and Strategies

The Fund's investment objective is to maximize after-tax total return, with emphasis on long-term growth of capital, primarily through investment in equity securities of companies that appear to be undervalued. Standish, Ayer & Wood, Inc., ("Standish"), the Fund's subadvisor, uses tax-sensitive strategies designed to reduce the impact of federal income tax on the after-tax returns actually achieved by the Fund's shareholders. The Fund focuses on medium to large capitalization companies with above-average capital growth potential. Standish emphasizes individual stock selection rather than attempting to time which industries or sectors may perform best. Standish selects stocks for the Fund's portfolio by:

o Using a mathematical model to identify companies that have strong and consistent historic earnings, are valued attractively by the market, and have improving growth prospects.

o Using fundamental research and qualitative analysis to evaluate the stocks identified by the mathematical model. Standish looks for companies with sustainable profit growth, proven management teams, attractive businesses, and strong financial characteristics. To reduce the impact of federal and state income taxes on the Fund's after-tax returns, the Fund:

o Minimizes sales of securities that result in capital gains. If this cannot be avoided, the Fund will sell the securities with the smallest capital gains, and will sell securities with long-term gains first.

o Sells securities to create capital losses, which can offset realized capital gains.

o  Favors low yield stocks and limits income-producing investments.

The Fund may invest in derivatives.

Main Investing Risks
o  Derivatives Risk
o  Equity Risk, including particular risks associated value stocks
o  Foreign Investment Risk
o  Management Risk

Growth and Income Fund
Investment Goal and Strategies

The investment objective of the Growth and Income Fund is to provide long-term growth of capital and income consistent with prudent investment risk. Wellington Management Company, LLP ("Wellington Management"), the Fund's subadvisor, pursues this objective by investing mostly in a diversified portfolio of common stocks of U.S. issuers which Wellington Management believes are of high quality. The Fund will typically invest in dividend-paying stocks of larger companies. The Fund may invest up to 20% of its total assets in foreign securities.

To select stocks for the Fund, Wellington Management assesses a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of Wellington Management will also monitor and evaluate the economic and political climate and the principal securities markets of the country in which each company is located. The Fund may invest in derivatives.

Main Investing Risks
o  Currency Risk
o  Derivatives Risk
o  Equity Risk, including particular risks associated with value stocks
o  Foreign Investment Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for C shares

Annual Total Return

'92        8.29%
'93        9.20%
'94        2.11%
'95       26.78%
'96       20.90%
'97       31.64%
'98       25.39%

Best quarter: 4th quarter 1998 20.07%
Worst quarter: 3rd quarter 1998 -9.81%

================================================================================
Average Annual Total Returns as of 12/31/98

           Past One Year   Past Five Years   Life of Fund*     Life of Fund*
                                             (Class A & B)     (Class C)
================================================================================
Class A    20.22%          20.36%            22.03%            N/A
--------------------------------------------------------------------------------
Class B    20.45%          20.78%            22.42%            N/A
--------------------------------------------------------------------------------
Class C    24.39%          20.90%            N/A               17.23%
--------------------------------------------------------------------------------
S&P 500    28.72%          24.10%            26.50%            19.70%
Index
================================================================================
*Inception dates: Class A and Class B - 4/1/94; Class C - 5/1/91

Equity-Income Fund
Investment Goal and Strategies

The investment objective of the Equity-Income Fund is to provide substantial dividend income and also long term capital appreciation. To achieve this objective, Global Alliance Value Investors, Ltd. ("GAVIL"), the Fund's subadvisor, invests primarily in dividend-paying common stocks of companies that also offer the opportunity for price appreciation.

The Fund will invest up to 100% of its assets in U.S. equity securities. The Fund's portfolio is expected to include approximately 30 stocks. GAVIL selects stocks based on relative dividend yield (a measure of the stock's current yield relative to the yields available in the broader stock market) coupled with a disciplined research approach.

Main Investing Risks
o  Concentration Risk
o  Credit Risk
o  Equity Risk, particularly the risks associated with value stocks
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for C shares

Annual Total Return

'90       -15.51%
'91        25.08%
'92        18.91%
'93        10.81%
'94        -2.19%
'95        23.80%
'96        18.26%
'97        28.32%
'98         7.71%

Best quarter: 4th quarter 1992 13.52%
Worst quarter: 3rd quarter 1990 -19.36%

================================================================================
Average Annual Total Returns as of 12/31/98

            Past One Year   Past Five Years   Life of Fund*    Life of Fund*
                                              (Class A & B)    (Class C)
================================================================================
Class A      3.21%          14.12%            14.91%            N/A
--------------------------------------------------------------------------------
Class B      2.68%          14.40%            15.20%            N/A
--------------------------------------------------------------------------------
Class C      6.71%          14.62%             N/A             10.49%
--------------------------------------------------------------------------------
S&P 500     28.72%          24.10%            26.50%           17.40%
Index
================================================================================
*Inception dates: Class A and Class B - 4/1/94; Class C - 8/28/89

Balanced Fund
Investment Goal and Strategies

The investment objective of the Balanced Fund is current income and capital appreciation. To achieve this goal, Founders Asset Management, LLC ("Founders"), the Fund's subadvisor, invests in a balanced portfolio of common stocks, U.S. and foreign government debt obligations and a variety of corporate fixed-income securities.

Normally, the Fund will invest up to 75% of its total assets in common stocks, convertible corporate obligations, and preferred stocks. The Fund emphasizes investments in dividend-paying common stocks with the potential for increased dividends, as well as capital appreciation.

The Fund also may invest in non-dividend-paying companies if, in Founders' opinion, they offer better prospects for capital appreciation.

The Fund will maintain a minimum of 25% of its total assets in fixed-income, investment-grade securities rated Baa or higher by Moody" Investors Service, Inc. ("Moody's" or BBB or higher by Standard & Poor's Ratings Service ("S&P"). There is no maximum limit on the amount of straight debt securities in which the Fund may invest. The Fund may invest in derivatives.

Main Investing Risks
o  Credit Risk
o  Currency Risk
o  Derivatives Risk
o  Equity Risk, including particular risks associated with value stocks
o  Foreign Investment Risk
o  Interest Rate Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for C shares

Annual Total Return

'90       -8.71%
'91       21.45%
'92       12.89%
'93       10.07%
'94       -2.80%
'95       23.53%
'96       10.15%
'97       16.30%
'98       13.12%

Best quarter: 2nd quarter 1997 10.31%
Worst quarter: 3rd quarter 1990 -11.34%

==========================================================================================
Average Annual Total Returns as of 12/31/98

                        Past One Year    Past Five Years    Life of Fund*    Life of Fund*
                                                            (Class A & B)    (Class C)
==========================================================================================
Class A                  8.40%           11.24%             12.26%            N/A
------------------------------------------------------------------------------------------
Class B                  8.07%           11.46%             12.45%            N/A
------------------------------------------------------------------------------------------
Class C                 12.12%           11.72%              N/A              9.55%
------------------------------------------------------------------------------------------
S&P 500                 28.72%           24.10%             26.50%           17.40%
Index
------------------------------------------------------------------------------------------
Lehman Brothers          8.69%            7.27%              8.33%            8.85%
Aggregate Bond Index
==========================================================================================
*Inception dates: Class A and Class B - 4/1/94; Class C - 8/28/89

Strategic Income Fund
Investment Goal and Strategies

The investment objective of the Strategic Income Fund is to seek a high level of total return consistent with preservation of capital. To achieve this goal, Salomon Brothers Asset Management Inc. ("SBAM"), the Fund's subadvisor, invests in certain segments of the fixed-income market based on current economic and market conditions and on the relative risks and opportunities in different market segments. The segments that SBAM will consider for investment include:
U.S. Government obligations, investment grade domestic corporate debt, high yield corporate debt securities, mortgage-backed securities and investment grade and high yield international debt securities.

To select securities for the Fund, SBAM uses fundamental analysis as well as mathematical, quantitative analytical techniques that measure relative risks and opportunities of each type of security.

To maintain liquidity the Fund may invest up to 20% of its total assets in high-quality short-term money market instruments (not including securities relating to forward settlement of trades). The Fund may invest up to 100% of its total assets in lower-rated securities, which are commonly called "junk bonds." The Fund may invest in derivatives.

Main Investing Risks
o  Credit Risk, including the particular risks associated with junk bonds
o  Currency Risk
o  Derivatives Risk
o  Foreign Investment Risk
o  Interest Rate Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for A shares

Annual Total Return

'94       -6.79%
'95       18.57%
'96       14.82%
'97       10.76%
'98        0.72%

Best quarter: 2nd quarter 1995 8.22%
Worst quarter: 1st quarter 1994 -5.76%

==========================================================================================
Average Annual Total Returns as of 12/31/98

                        Past One Year    Past Five Years    Life of Fund*    Life of Fund*
                                                            (Class A )       (Class B & C)
==========================================================================================
Class A                 -4.06%           6.16%              6.20%             N/A
------------------------------------------------------------------------------------------
Class B                 -4.93%           6.22%               N/A             7.88%
------------------------------------------------------------------------------------------
Class C                 -0.93%           6.53%               N/A             8.20%
------------------------------------------------------------------------------------------
Lehman Brothers          8.69%           7.27%              6.97%            8.33%
Aggregate Bond Index
==========================================================================================
*Inception dates: Class A - 11/1/93; Class B and Class C - 4/1/94

Investment Quality Bond Fund
Investment Goal and Strategies

The investment objective of the Investment Quality Bond Fund is to provide a high level of current income consistent with the maintenance of principal and liquidity. Wellington Management Company, LLP ("Wellington Management"), the Fund's subadvisor, invests primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund strives to generate and maintain a high, steady and possibly growing income stream.

Wellington Management's investment management process includes credit research on issuers and particular securities, as well as sector analysis. In performing sector analysis, Wellington Management analyzes differences among classes of securities, issuers and industry sectors to seek to obtain value and yield advantages.

At least 65% of the Fund's total assets will be invested in high quality, marketable debt securities issued by U.S. and foreign companies that are denominated in U.S. dollars, and securities that are either issued or that have a guarantee as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities. The balance of the Fund's investments may include lower-rated debt securities including junk bonds, preferred stocks and convertible securities. The Fund may invest in derivatives.

Main Investing Risks
o  Credit Risk, including the particular risks associated with junk bonds
o  Currency Risk
o  Derivatives Risk
o  Foreign Investment Risk
o  Interest Rate Risk
o  Liquidity Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for A shares

Annual Total Return

'92       8.27%
'93       9.29%
'94      -5.43%
'95      18.79%
'96       2.17%
'97       9.28%
'98       7.61%

Best quarter: 2nd quarter 1995 6.23%
Worst quarter: 1st quarter 1994 -4.53%

==============================================================================================
Average Annual Total Returns as of 12/31/98

                          Past One Year    Past Five Years     Life of Fund*     Life of Fund*
                                                               (Class A )        (Class B & C)
==============================================================================================
Class A                   2.50%            5.15%               7.19%             N/A
----------------------------------------------------------------------------------------------
Class B                   2.11%            5.31%               N/A               6.63%
----------------------------------------------------------------------------------------------
Class C                   6.11%            5.64%               N/A               6.96%
----------------------------------------------------------------------------------------------
100% Lehman Brothers      8.46%            7.72%               9.35%             8.96%
Corporate
----------------------------------------------------------------------------------------------
50% Lehman Brothers       9.20%            7.50%               9.00%             8.60%
Corporate
50% Lehman Brothers
Government
==============================================================================================
*Inception dates: Class A - 5/1/91; Class B and Class C - 4/1/94

National Municipal Bond Fund
Investment Goal and Strategies

The investment objective of the National Municipal Bond Fund is to achieve a high level of current income that is exempt from regular federal income taxes. The Fund is also particularly concerned with preserving capital. To achieve these goals, the Fund invests primarily in municipal debt. Salomon Brothers Asset Management Inc. ("SBAM"), the Fund's subadvisor, manages the National Municipal Bond Fund. Under normal circumstances, at least 80% of the Fund's net assets will be invested in municipal debt securities whose interest payments are exempt from regular federal income tax. Some of the Fund's dividends may be subject to the federal alternative minimum tax.

The Fund will not purchase below investment-grade securities. Because the Fund focuses on securities with long-term maturities, the average Fund maturity will probably be 20 to 30 years, with an average duration of 8 to 11 years. The Fund's portfolio may also include securities issued by municipalities that are exempt from federal income tax. In order to maintain liquidity, the Fund may invest up to 20% of its total assets in taxable obligations, including taxable high-quality short-term money market instruments.

Main Investing Risks
o  Concentration Risk
o  Credit Risk
o  Interest Rate Risk
o  Liquidity Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for A shares

Annual Total Return

'94       -9.21%
'95       18.43%
'96        4.14%
'97        9.65%
'98        3.97%

Best quarter:  1st quarter 1995 7.39%
Worst quarter: 1st quarter 1994 -7.58%

=============================================================================================
Average Annual Total Returns as of 12/31/98

                           Past One Year    Past Five Years    Life of Fund*    Life of Fund*
                                                               (Class A )       (Class B & C)
=============================================================================================
Class A                    -0.97%           4.04%              4.52%            N/A
---------------------------------------------------------------------------------------------
Class B                    -1.84%           3.91%              N/A              5.87%
---------------------------------------------------------------------------------------------
Class C                     2.16%           4.25%              N/A              6.20%
---------------------------------------------------------------------------------------------
Lehman Brothers             6.48%           6.23%              6.63%            7.84%
Aggregate Bond Index
=============================================================================================
*Inception dates: Class A - 7/6/93; Class B and Class C - 4/1/94

U.S. Government Securities Fund
Investment Goal and Strategies

The investment objective of the U.S. Government Securities Fund is to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. Salomon Brothers Asset Management Inc ("SBAM"), the Fund's subadvisor, pursues this objective by emphasizing investments in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies, and in derivative securities relating to such securities.

Main Investing Risks
o  Credit Risk
o  Derivatives Risk
o  Interest Rate Risk
o  Management Risk

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for A shares

Annual Total Return

'90        8.22%
'91       13.36%
'92        6.63%
'93        7.64%
'94       -1.59%
'95       15.28%
'96        3.04%
'97        7.99%
'98        6.86%

Best quarter:  2nd quarter 1995 5.42%
Worst quarter: 1st quarter 1994 -1.65%

Average Annual Total Returns as of 12/31/98

=========================================================================================================
                              Past One Year     Past Five Years       Life of Fund*         Life of Fund*
                                                                      (Class A )            (Class B & C)
=========================================================================================================
Class A                       1.79%             5.14%                 6.89%                 N/A
---------------------------------------------------------------------------------------------------------
Class B                       1.06%             5.19%                 N/A                   5.84%
---------------------------------------------------------------------------------------------------------
Class C                       5.06%             5.51%                 N/A                   6.17%
---------------------------------------------------------------------------------------------------------
Merrill Lynch 1-10 year       8.63%             6.50%                 8.02%                 7.27%
Government Index
=========================================================================================================
*Inception dates: Class A - 8/28/89; Class B and Class C - 4/1/94

Money Market Fund
Investment Goal and Strategies

The investment objective of the Money Market Fund is to obtain maximum current income consistent with preservation of principal and liquidity. To achieve this objective, Manufacturers Adviser Corporation ("MAC"), the Fund's subadvisor, invests in high quality, U.S. dollar denominated money market instruments.

Main Investing Risks
o  Interest Rate Risk
o  Management Risk
o An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns.

                                   [GRAPHIC]

================================================================================
Calendar Year Total Returns for A shares

Annual Total Return

'90       5.69%
'91       5.97%
'92       3.42%
'93       2.76%
'94       3.88%
'95       5.66%
'96       5.08%
'97       5.19%
'98       5.05%

Best quarter:  4th quarter 1989 1.68%
Worst quarter: 2nd quarter 1993 0.66%

================================================================================
Average Annual Total Returns as of 12/31/98

               Past One Year       Life of Fund*       Life of Fund*
                                   (Class A)           (Class B & C)
================================================================================
Class A        5.05%               4.82%               N/A
--------------------------------------------------------------------------------
Class B        5.05%               N/A                 4.97%
--------------------------------------------------------------------------------
Class C        5.05%               N/A                 4.97%
================================================================================
*Inception dates: Class A - 8/28/89; Class B and Class C - 4/1/94

Descriptions of Main Investing Risks

The value of your investment in a Fund can change for many reasons, and may decrease. The primary reasons for possible decreases in a Fund's value are called "Main Investing Risks," and are explained in this section. Because the types of investments a Fund makes change over time, the types of risks affecting the Fund will change as well. Section II of the Prospectus includes more information about other risks that might affect the Funds' values.

Concentration Risk
Investment professionals believe that investment risk can be reduced through diversification, which is simply the practice of choosing more than one type of investment. On the other hand, concentrating investments in a smaller number of securities increases risk.

Credit Risk
Credit risk is the risk that the issuer or the guarantor (the entity that agrees to pay the debt if the issuer cannot) of a debt or fixed income security, or the counterparty to a derivatives contract or a securities loan, will not repay the principal and interest owed to the investors or otherwise honor its obligations. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality (generally known as junk bonds) have very high levels of credit risk. Securities that are highly rated have lower levels of credit risk.

Funds may be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged (indebted) issuers and in debt securities not current in the payment of interest or principal, or in default.

Funds that invest in foreign securities are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign (national) debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Currency Risk
Funds that invest in securities denominated in and/or are receiving revenues in foreign currencies are subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. In the case of hedging positions, this is the risk that the U.S. dollar will decline in value relative to the currency hedged.

Derivatives Risk
Derivatives are financial contracts between two parties whose value depends on, or is derived from, the change in value of an underlying asset, reference rate or index. When the value of the underlying security or index changes, the value of the derivative changes as well. As a result, derivatives can lose all of their value very quickly. Derivatives also offer the opportunity for great increases in value. Because derivatives are contracts between parties, there is also some credit risk associated with using derivatives. Additional risks associated with derivatives include mispricing and improper valuation. Derivatives risk for some Funds will be increased by their investments in structured securities.

Equity Risk
Equity securities, such as a company's common stock, may fall in value in response to factors relating to the issuer, such as management decisions or falling demand for a company's goods or services. Factors affecting a company's particular industry, such as increased production costs, may affect the value of its equity securities. Equity securities also rise and fall in value as a result of factors affecting entire financial markets, such as political or economic developments, or changes in investor psychology.

Growth stocks are the stocks of companies that have earnings that are expected to grow relatively rapidly. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Value stocks are the stocks of companies that are not expected to experience significant earnings growth, but that are undervalued, or are cheap relative to the value of the company and its business as a whole. These companies may have experienced some recent troubles that have caused their stocks to be out of favor. If the market does not recognize the value of the company over time, the price of its stock may fall, or simply may not increase as expected.

Market capitalization refers to the total value of a company's outstanding stock. Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited product lines, smaller markets for their products and services, and they may depend on a small or inexperienced management group. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies may be more vulnerable to negative changes than stocks of larger companies.

Foreign Investment Risk
Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Also, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.

The possibility of political instability or diplomatic developments in foreign countries could trigger nationalization of companies and industries, expropriation (confiscation of property), extremely high levels of taxation, and other negative developments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds that invest in sovereign debt obligations are exposed to the risks of political, social and economic change in the countries that issued the bonds.

Interest Rate Risk or Market Risk
Interest rate risk or market risk is the risk that a change in interest rates will negatively affect the value of a security. This risk applies primarily to debt securities such as bonds, notes and asset backed securities. Debt securities are obligations of the issuer to make payments of principal and/ or interest on future dates. As interest rates rise, an investment in a Fund can lose value, because the value of the securities the Fund holds may fall.

Market risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be increased for Funds that invest in mortgage-backed or other types of asset-backed securities that are often prepaid. Even Funds that invest in the highest quality debt securities are subject to interest rate risk.

Liquidity Risk
Liquidity risk is the risk that a Fund will not be able to sell a security because there are too few people who actively buy and sell, or trade, that security on a regular basis. A Fund holding an illiquid security may not be able to sell the security at a fair price. Liquidity risk increases for Funds investing with derivatives, foreign investments and restricted securities, which all involve increased liquidity risk.

Management Risk
Management risk is the risk that the management of a Fund, despite using various investment and risk analysis techniques, may not produce the desired investment results.

Section II:

Fees and Expenses of the North American Funds
This table describes the fees and expenses that you may pay if you invest in the Funds.

Shareholder Fees (fees paid directly from your investment)

                                                              Class A                   Class B                    Class C
============================================================================================================================
Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price)
         Equity Funds1                                        5.75%                     None                       None
         Other Funds except Money Market Fund                 4.75%                     None                       None
         Money Market Fund                                    None                      None                       None
Maximum Deferred Sales Charge (as a percentage
of original purchase price or
redemption price, whichever is lower)
         Other Funds except Money Market Fund                    1%*                       5%**                       1%***
         Money Market Fund                                    None                      None                       None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Fund                                                          Class A                   Class B                    Class C
============================================================================================================================
International Small Cap Fund
         Management Fees                                      1.05%                     1.05%                      1.05%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.50%                     0.50%                      0.50%

         Total Annual Fund Operating Expenses                 1.90%                     2.55%                      2.55%

----------------------------------------------------------------------------------------------------------------------------
International Equity Fund
         Management Fees                                      0.90%                     0.90%                      0.90%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.50%                     0.50%                      0.50%

         Total Annual Fund Operating Expenses                 1.75%                     2.40%                      2.40%

----------------------------------------------------------------------------------------------------------------------------
Global Equity Fund
         Management Fees                                      0.90%                     0.90%                      0.90%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.50%                     0.50%                      0.50%

         Total Annual Fund Operating Expenses                 1.75%                     2.40%                      2.40%

----------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund
         Management Fees                                      0.95%                     0.95%                      0.95%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.40%                     0.40%                      0.40%

         Total Annual Fund Operating Expenses                 1.70%                     2.35%                      2.35%

----------------------------------------------------------------------------------------------------------------------------

Fund                                                          Class A                   Class B                    Class C
============================================================================================================================
Small/Mid Cap Fund
         Management Fees                                      0.93%                     0.93%                      0.93%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.40%                     0.40%                      0.40%

         Total Annual Fund Operating Expenses                 1.68%                     2.33%                      2.33%

----------------------------------------------------------------------------------------------------------------------------
Growth Equity Fund
         Management Fees                                      0.90%                     0.90%                      0.90%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.40%                     0.40%                      0.40%

         Total Annual Fund Operating Expenses                 1.65%                     2.30%                      2.30%

----------------------------------------------------------------------------------------------------------------------------
Tax-Sensitive Equity Fund
         Management Fees                                      0.85%                     0.85%                      0.85%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.40%                     0.40%                      0.40%

         Total Annual Fund Operating Expenses                 1.60%                     2.25%                      2.25%

----------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund
         Management Fees                                      0.73%                     0.73%                      0.73%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.26%                     0.26%                      0.26%

         Total Annual Fund Operating Expenses                 1.34%                     1.99%                      1.99%

----------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund
         Management Fees                                      0.75%                     0.75%                      0.75%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.27%                     0.27%                      0.27%

         Total Annual Fund Operating Expenses                 1.37%                     2.02%                      2.02%

----------------------------------------------------------------------------------------------------------------------------
Balanced Fund
         Management Fees                                      0.78%                     0.78%                      0.78%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.26%                     0.26%                      0.26%

         Total Annual Fund Operating Expenses                 1.39%                     2.04%                      2.04%

----------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
         Management Fees                                      0.75%                     0.75%                      0.75%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.40%                     0.40%                      0.40%

         Total Annual Fund Operating Expenses                 1.50%                     2.15%                      2.15%

----------------------------------------------------------------------------------------------------------------------------

Fund                                                          Class A                   Class B                    Class C
============================================================================================================================
Investment Quality Bond Fund
         Management Fees                                      0.60%                     0.60%                      0.60%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.30%                     0.30%                      0.30%

         Total Annual Fund Operating Expenses                 1.25%                     1.90%                      1.90%

----------------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund
         Management Fees                                      0.60%                     0.60%                      0.60%
         Distribution (12b-1) Fees                            0.15%                     1.00%                      1.00%
         Other Expenses****                                   0.25%                     0.25%                      0.25%

         Total Annual Fund Operating Expenses                 1.00%                     1.85%                      1.85%

----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund
         Management Fees                                      0.60%                     0.60%                      0.60%
         Distribution (12b-1) Fees                            0.35%                     1.00%                      1.00%
         Other Expenses****                                   0.30%                     0.30%                      0.30%

         Total Annual Fund Operating Expenses                 1.25%                     1.90%                      1.90%

----------------------------------------------------------------------------------------------------------------------------
Money Market Fund
         Management Fees                                      0.20%                     0.20%                      0.20%
         Distribution (12b-1) Fees                            0.00%                     0.00%                      0.00%
         Other Expenses****                                   0.30%                     0.30%                      0.30%

         Total Annual Fund Operating Expenses                 0.50%                     0.50%                      0.50%
----------------------------------------------------------------------------------------------------------------------------

1     "Equity Funds" are the first ten funds listed in the table.
*     For purchases of $1 million or more.
** 5% first and second year; 4% third year; 3% fourth year; 2% fifth year; 1% sixth year and 0% thereafter.
***   0% after first year.
**** Reflects terms of the Advisory Agreement which may not be changed without a shareholder vote.

The higher Distribution Fees borne by Class B and Class C shares may cause long-term shareholders to pay more in sales charges than the maximum permitted front-end sales charge on Class A shares.

By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples help you compare the costs of investing in a particular Fund, or a particular class of shares, with the costs of investing in other mutual funds.

The examples assume that you:
o Invest $10,000 in a Fund for the time period indicated and then redeem all of your shares at the end of those periods.
o Your investment earns a 5% return each year and that each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                              1 Year           3 Years            5 Years            10 Years
====================================================================================================================================
International Small Cap Fund
         Class A Shares                                           757              1,138              1,542              2,669
         Class B Shares                                           758              1,193              1,555              2,724
         Class B No redemption                                    258                793              1,355              2,724
         Class C Shares                                           358                793              1,355              2,885
         Class C No redemption                                    258                793              1,355              2,885

------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
         Class A Shares                                           743              1,094              1,469              2,519
         Class B Shares                                           743              1,148              1,480              2,572
         Class B No redemption                                    243                748              1,280              2,572
         Class C Shares                                           343                748              1,280              2,736
         Class C No redemption                                    243                748              1,280              2,736

------------------------------------------------------------------------------------------------------------------------------------
Global Equity Fund
         Class A Shares                                           743              1,094              1,469              2,519
         Class B Shares                                           743              1,148              1,480              2,572
         Class B No redemption                                    243                748              1,280              2,572
         Class C Shares                                           343                748              1,280              2,736
         Class C No redemption                                    243                748              1,280              2,736

------------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund
         Class A Shares                                           738              1,080
         Class B Shares                                           738              1,133              1,455              2,522
         Class B No redemption                                    238                733              1,255              2,522
         Class C Shares                                           338                733              1,255              2,686
         Class C No redemption                                    238                733              1,255              2,686

------------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Fund
         Class A Shares                                           736              1,074              1,435              2,448
         Class B Shares                                           736              1,127              1,445              2,501
         Class B No redemption                                    236                727              1,245              2,501
         Class C Shares                                           336                727              1,245              2,666
         Class C No redemption                                    236                727              1,245              2,666

------------------------------------------------------------------------------------------------------------------------------------
Growth Equity Fund
         Class A Shares                                           733              1,065              1,420              2,417
         Class B Shares                                           733              1,118              1,430              2,470
         Class B No redemption                                    233                718              1,230              2,470
         Class C Shares                                           333                718              1,230              2,636
         Class C No redemption                                    233                718              1,230              2,636

------------------------------------------------------------------------------------------------------------------------------------
Tax-Sensitive Equity Fund
         Class A Shares                                           728              1,051
         Class B Shares                                           728              1,103              1,405              2,419
         Class B No redemption                                    228                703              1,205              2,419
         Class C Shares                                           328                703              1,205              2,585
         Class C No redemption                                    228                703              1,205              2,585
------------------------------------------------------------------------------------------------------------------------------------

Fund                                                              1 Year           3 Years            5 Years            10 Years
====================================================================================================================================
Growth and Income Fund
         Class A Shares                                           704                975              1,267              2,090
         Class B Shares                                           702              1,024              1,273              2,147
         Class B No redemption                                    202                624              1,073              2,147
         Class C Shares                                           302                624              1,073              2,317
         Class C No redemption                                    202                624              1,073              2,317

------------------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund
         Class A Shares                                           706                984              1,282              2,127
         Class B Shares                                           705              1,034              1,288              2,127
         Class B No redemption                                    205                634              1,088              2,127
         Class C Shares                                           305                634              1,088              2,348
         Class C No redemption                                    205                634              1,088              2,348

------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund
         Class A Shares                                           708                990              1,292              2,148
         Class B Shares                                           707              1,040              1,298              2,200
         Class B No redemption                                    207                640              1,098              2,200
         Class C Shares                                           307                640              1,098              2,369
         Class C No redemption                                    207                640              1,098              2,269

------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
         Class A Shares                                           620                927              1,255              2,180
         Class B Shares                                           718              1,073              1,354              2,315
         Class B No redemption                                    218                673              1,154              2,315
         Class C Shares                                           318                673              1,154              2,483
         Class C No redemption                                    218                673              1,154              2,483

------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund
         Class A Shares                                           596                853              1,129              1.915
         Class B Shares                                           693                997              1,226              2,051
         Class B No redemption                                    193                597              1,026              2,051
         Class C Shares                                           293                597              1,026              2,222
         Class C No redemption                                    193                597              1,026              2,222

------------------------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund
         Class A Shares                                           572                778              1,001              1.641
         Class B Shares                                           688                982              1,201              1,944
         Class B No redemption                                    188                582              1,001              1.944
         Class C Shares                                           288                582              1,001              2,169
         Class C No redemption                                    188                582              1,001              2,169

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund
         Class A Shares                                           596                853              1,129              1.915
         Class B Shares                                           693                997              1,226              2,051
         Class B No redemption                                    193                597              1,026              2,051
         Class C Shares                                           293                597              1,026              2,222
         Class C No redemption                                    193                597              1,026              2,222

------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund
         Class A Shares                                            51                161                282                642
         Class B Shares                                            51                161                282                642
         Class C Shares                                            51                161                282                642
====================================================================================================================================

More Information About
Investment Objectives,
Strategies and Risks

This Prospectus does not attempt to disclose all of the different investment techniques that the Funds might use, or all of the types of securities in which the Funds might invest. As with any mutual fund, investors must rely on the professional judgment and skill of the Funds' management. A subadvisor may choose not to use some or all of the investment techniques available to a Fund, and these choices may cause the Fund to lose money or not achieve its goal.

Each Fund has a unique investment goal (see the Fund Summaries) that it tries to achieve through its investment strategies. The investment goals, or objectives, of the Funds cannot be changed without the approval of the holders of a majority of the outstanding shares of each Fund. However, except for certain investment restrictions, the strategies a Fund uses to achieve its investment objective may be changed by the Trustees without approval of the shareholders. Because each Fund is different, they have different investment policies and risks, and will also have different returns over time. This section provides additional information about the Funds, and should be read in conjunction with the Fund Summaries.

International Small Cap Fund
The Fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

The Fund may invest a significant portion of its assets in the securities of small companies. Small companies are still in the developing stages of their life cycles and have limited product lines, markets or financial resources and/or lack management depth. The securities of small companies may have limited marketability and may experience more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Because of this, the net asset value of the International Small Cap Fund may fluctuate more widely than popular market averages.

The Fund may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation.

The Fund may invest in investment-grade bonds, debt securities and corporate obligations (Baa or higher by Moody's, or BBB or higher by S&P). The Fund may choose to invest in lower-rated (Ba or lower by Moody's and BB or lower by S&P) convertible securities and preferred stocks. The Fund may also invest in unrated convertible securities and preferred stocks if Founders believes they are equivalent in quality to the rated securities that the Fund may buy.

The Fund will not invest more than 5% of its total assets in unrated or below investment grade fixed-income securities, with the exception of preferred stocks. If the Fund holds securities that are downgraded after they are purchased, the Fund does not have to sell them unless the total Fund assets in unrated and below investment grade securities reach 5% of assets.

Since the Fund's assets will be invested primarily in foreign securities and since substantially all of the Fund's revenues will be received in foreign currencies, the Fund's net asset values will be affected by changes in currency exchange rates. The Fund will pay dividends in dollars and will incur currency conversion costs.

International Equity Fund
MSAM's Active International Allocation team analyzes both the global economic environment and the economies of the industrialized countries comprising the MSCI Europe, Australasia, Far East (EAFE) Index. EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. MSAM views each EAFE country and major sectors as unique investment opportunities and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, dividend yield, liquidity and risk characteristics, investor sentiment and currency outlook. After determining to invest in an EAFE country, MSAM establishes overweight, underweight or neutral positions relative to the EAFE Index. Within the EAFE countries or sectors selected for investment, MSAM purchases optimized baskets of equity securities designed to track the local market index within a specified tolerance. The Fund does not invest in securities of U.S. issuers. MSAM considers an issuer to be from a particular EAFE country if (i) its principal securities trading market is in that country;
(ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, and has a principal office in, that country.

The Fund will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Fund, if MSAM is not successful in employing them, the Fund's performance may be worse than if it did not make such investments.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. The characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Global Equity Fund
The Fund invests primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, American and Global Depositary Receipts and other equity securities of issuers throughout the world, including issuers in the U.S. and emerging market countries.

Under normal circumstances, at least 65% of the value of the total assets of the Fund will be invested in equity securities and at least 20% of the value of the Fund's total assets will be invested in the common stocks of U.S. issuers. The Fund may also invest in money market instruments. Although the Fund intends to invest primarily in securities listed on stock exchanges, it will also invest in equity securities that are traded over-the-counter or that are not admitted to listing on a stock exchange or dealt in on a regulated market. Privately traded securities may have additional liquidity risks. The Fund may also engage in forward foreign currency transactions and purchase when-issued or delayed delivery securities.

MSAM's investment focus is the selection of individual stocks, with an eye toward value. To choose stocks for the Fund, MSAM identifies stocks that it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues. To decide whether or not these stocks are suitable for investment, MSAM estimates the future value of these stocks using a mathematical model, called a dividend discount model. MSAM uses research from a number of sources, including Morgan Stanley Capital International, an affiliate located in Geneva, Switzerland. Fund holdings are reviewed regularly, and analyzed to be sure they continue to conform to MSAM's value criteria. Equity securities that stop conforming to the Fund's investment criteria will be sold. Although the Fund will not invest for short-term trading purposes, securities may be sold that were held only for a short time.

Emerging Growth Fund
The Fund will usually invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation. Emerging growth companies are small- or medium-sized companies beyond their start-up phase showing positive earnings or the potential for accelerated earnings growth.

Although the Fund will typically invest in small and mid-sized companies, the Fund may invest in emerging growth companies of any size. Emerging growth companies generally benefit from new products or services, technological developments, changes in management or other factors. The Fund may also invest in companies experiencing unusual developments affecting their market value, called "special situation" companies. These companies may be involved in acquisitions or consolidations, reorganization, recapitalization, mergers, liquidation, or distribution of cash, securities or other assets, tender or exchange offers, a breakup or workout of a holding company, lawsuits which, if resolved favorably, would improve the value of the company's stock, or a change in corporate control.

The Fund may invest up to 20% of its total assets in investment grade debt securities (other than money market obligations) and preferred stocks that are not convertible into common stock. The Fund may also invest up to 20% of its total assets in the securities of foreign issuers, which have certain risks associated with them. The Fund's status is non-diversified , although its portfolio managers have typically diversified the Fund's investments.

The interest income to be derived may be considered as one factor in selecting debt securities for investment. Because the market value of debt obligations can be expected to vary inversely with changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The success of such a strategy is dependent upon Warburg's ability to accurately forecast changes in interest rates.

A security will be considered investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined by Warburg to be of comparable quality. Bonds rated in the fourth highest grade may have speculative characteristics. If a security held by the Fund is no longer rated, or is rated below the Fund's minimum allowed rating, Warburg factors this information into the decision about whether the Fund should continue to hold the securities. The Fund can normally invest up to 20% of its total assets in domestic and foreign short-term money market obligations.

Investing in securities of emerging growth and small-sized companies can involve greater risks because these securities may have limited marketability. Because small and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell large numbers of shares without affecting current prices. Small- and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. And companies with small market capitalizations may also be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group.

Small/Mid Cap Fund
The Fund invests in equity securities, including common and preferred stocks, and securities that can be converted into or exchanged for equity securities, including warrants and rights. The Fund will typically invest in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.

Small companies are still in the developing stages of their life cycles and are attempting to achieve rapid growth in both sales and earnings. The securities of small companies may have limited marketability and may experience more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Because of this, the net asset value of the Small/Mid Cap Fund may fluctuate more widely than those of the popular market averages.

To give the Fund the flexibility to take advantage of new opportunities that can help to meet the Fund's investment objectives, the Fund can invest up to 15% of its net assets in money market instruments, bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes and repurchase agreements.

The Fund may invest up to 20% of its total assets in foreign securities and will be subject to certain risks as a result of these investments. The Fund may also purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation.

Growth Equity Fund
At least 65% of the Fund's total assets will be invested in common stocks of well-established, high-quality growth companies. The Fund may also invest in convertible securities, preferred stocks, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Although these securities may produce current income, income will not be a substantial factor in selecting these securities.

The Fund may invest in investment grade bonds, debentures and corporate obligations rated Baa or higher by Moody's or BBB or higher by S&P. The Fund may choose to invest in lower-rated (Ba or lower by Moody's and BB or lower by S&P) convertible and preferred stocks but not rated below B. The Fund may also invest in unrated convertible securities and preferred stocks if Founders believes that they are equivalent in quality to the rated securities the Fund may buy.

The Fund will never have more than 5% of its total assets invested in unrated or below-investment-grade fixed income securities, with the exception of preferred stocks. If the Fund holds securities that are downgraded after they are purchased, the Fund does not have to sell them unless the Fund assets in unrated and blow investment-grade securities reaches 5% of total assets.

The Fund is also permitted to use forward foreign currency contracts and futures contracts. The Fund may also purchase and/or write options on securities and on indices, and may invest in Rule 144A securities.

Tax-Sensitive Equity Fund
This Fund is designed for investors in all but the lowest federal income tax bracket seeking the highest long-term after-tax total return. The Fund tries to minimize taxable dividend income by emphasizing securities with low dividend yields and minimizing investments in income producing securities.

Usually, at least 80% of the Fund's total assets will be invested in equity and equity-related securities, such as common stocks and preferred stocks. The Fund may invest in equity securities of foreign issuers that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter market, but will not invest more than 10% of its total assets in securities that are not listed or traded. The Fund currently intends to limit its investments in foreign securities to those that are denominated or quoted in U.S. dollars.

When selling portfolio securities, the Fund will generally select the highest cost shares of the specific security (and/or, if gains will be realized, shares that will produce long-term capital gains) in order to reduce the realization of capital gains, short-term gains in particular. To help achieve its investment objective, the Fund may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, reducing the amount of capital gains the Fund would distribute.

The Fund generally expects to have relatively low annual portfolio turnover under normal circumstances, which is one way to help minimize taxable gains to investors. For taxpayers in all but the lowest tax brackets, ordinary income is taxed at a higher tax rate than capital gains on securities held for more than one year ("long-term capital gains"). Ordinary income includes dividends from the Fund's net investment income and net short-term capital gains. Net long-term capital gains realized and distributed by the Fund are subject to federal taxes as long-term capital gains. The Fund expects generally to hold appreciated portfolio securities for more than one year. This holding period will reduce the realization and distribution to shareholders of short-term capital gains, which are taxed at higher ordinary income rates.

Although the Fund will always consider the impact of federal and state income taxes on a shareholder's investment returns, portfolio management decisions may be made based on other criteria, including actual or anticipated economic, market or issuer-specific developments. In this case, the Fund may produce taxable ordinary income. The Fund may occasionally need to sell securities it would otherwise have held to generate cash, pay expenses or meet shareholder redemption requests. Certain investments by the Fund may produce ordinary taxable income on a regular basis.

As part of the strategy of reducing the impact of federal and state income taxes paid by shareholders on Fund distributions, the Fund will follow a disciplined investment strategy, emphasizing stocks that Standish believes to offer above-average potential for capital growth while offering low dividend yields. Although the precise application of the strategy will vary according to market conditions, to identify attractive equity securities Standish intends to use statistical modeling techniques that look at stock-specific factors. These factors include: Current price/earnings ratios; stability of earnings growth; forecasted changes in earnings growth; trends in consensus analysts' estimates; and measures of earnings results relative to expectations. Once securities are identified, fundamental analysis will be completed before they are included in the Fund's holdings. Securities selected for inclusion in the Fund's portfolio will represent various industries and sectors.

Growth and Income Fund
Wellington Management seeks to achieve the Fund's objective by investing primarily in a diversified portfolio of common stocks of U.S. issuers which Wellington Management believes are of high quality. Wellington Management believes that high quality companies is evidenced by a leadership position within an industry, a strong or improving balance sheet, relatively high return on equity, steady or increasing dividend payout, and strong management skills. The Fund's investments will emphasize primarily dividend paying stocks of larger companies The Fund may invest in securities that can be converted into, or that include the right to buy common stocks, including convertible securities issued in the Euromarket and preferred stocks. The Fund may also invest in marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or S&P, or unrated securities considered to be of equivalent quality in Wellington Management's judgment. Under normal market conditions, the subadvisor expects that the Fund's portfolio will consist primarily of equity securities.

Equity-Income Fund
The Fund will generally consider companies with the following characteristics:

o  established operating histories;
o above-average current dividend yield relative to the average yield of the S&P 500 Stock Index;
o  low price/earnings ratios relative to the S&P 500 Stock Index;
o  sound balance sheets and other financial characteristics; and
o low stock price relative to a company's underlying value as measured by assets, earnings, cash flow, or business franchises.

The Fund will tend to take a "value" approach and invest in stocks and other securities that appear to be temporarily undervalued by various measures, such as price/earnings ratios. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize the stock's real value and the price rises accordingly.

The Fund may also buy bonds of any quality, including "junk bonds," preferred stocks, convertible securities, and warrants, and may hold U.S.
dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories that mature in one year or less.

Balanced Fund
The Fund may invest in convertible securities, preferred stocks, bonds, debentures, and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Current income is also a factor in the selection of these securities. The Fund may purchase convertible securities and preferred stocks rated above B in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P).

The Fund may invest without limit in ADRs and up to 30% of its total assets in foreign securities (other than ADRs). The Fund will not invest more than 25% of its total assets in the securities of any one foreign country. The Fund will be subject to special risks as a result of its ability to invest up to 30% of its total assets in foreign securities, excluding ADRs.

Strategic Income Fund
SBAM has entered into a subadvisory consulting agreement with its London-based affiliate, Salomon Brothers Asset Management Limited ("SBAM Limited") under which SBAM Limited provides certain advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities.

The Fund may invest up to 100% of Fund assets in lower-rated securities usually called "junk bonds." Junk bonds are rated "B" or below by Moody's (Moody's lowest rating is C), or "BB" or below by S&P (S&P's lowest rating is D). If they are unrated, SBAM will determine that they are of similar quality to rated securities.

In addition to fundamental analysis, SBAM relies in part on mathematical, quantitative analytical techniques that measure relative risks and opportunities of each type of security. The techniques consider current and historical economic, market, political and technical data for each type of security. SBAM also assesses economic and market conditions on a global and local (country) basis, including include current and projected levels of growth and inflation, balance of payment status and monetary policy. SBAM also uses sophisticated fixed income analysis tools, including prepayment analysis and option adjusted spread technology to evaluate mortgage securities, mean variance optimization models to evaluate international debt securities, and total rate of return analysis to measure relative risks and opportunities in other fixed-income markets.

Currency relationships and politics also impact the selection of international debt securities. If the Fund is concerned about preserving capital, it may choose to invest in securities that do not offer the highest possible yields. SBAM continuously reviews how the Fund's assets are invested, and make s appropriate adjustments. The Fund will invest in securities that range in maturity.

The Fund may also invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions, and debt obligations issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. These securities may be denominated in multi-national currency units.

As discussed above, the Fund may invest in U.S. dollar-denominated securities issued by domestic issuers that are rated below investment grade or, if unrated, determined by SBAM to be of comparable quality Although SBAM does not plan to invest more than 75% of the Fund's assets in below investment-grade domestic and developing country debt securities, the Fund may choose to invest more than that if SBAM feels that the yield available from such securities outweighs their additional risks.

The purpose of investing a portion of the Fund's assets in below investment grade, mortgage, and international debt securities, is to provide investors with a higher yield than a high-quality domestic corporate bond fund, and with less risk than a fund that invests principally in below investment grade securities. Some of the debt securities the Fund may select may considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P).

Investment Quality Bond Fund
The investment objective of the Fund is to provide a high level of current income consistent with the maintenance of principal and liquidity. The Fund invests primarily in a diversified portfolio of fixed income securities.

Credit research on corporate bonds includes examining both quantitative (mathematical) and qualitative criteria established by Wellington Management. These criteria include an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions.

At least 65% of the Fund's assets will be invested in high quality debt securities. "High quality" debt securities are those rated (at the time of purchase) "A" or better by Moody's or S&P (in the three highest rating tiers), or unrated debt securities considered to be of comparable quality by Wellington Management. The Fund may only invest up to 20% of its total assets in debt securities rated below "Baa" by Moody's or "BBB" by S&P, or unrated debt securities considered to be of comparable quality by Wellington Management. The Fund will not be required to sell any downgraded bonds that cause the Fund to exceed this 20% minimum.

The Fund may invest up to 20% of its assets in domestic and foreign high yield corporate and government debt securities, commonly referred to as "high yield/high risk" or "junk" bonds. These bonds may be rated "B" or below by Moody's (Moody's lowest rating is "C"), or "BB" or below by S&P (S&P's lowest rating is "D"), or they may be unrated but considered to be of comparable quality by Wellington Management. There is no minimum rating required by the Fund. Domestic and foreign high yield debt securities involve greater risks than higher quality securities, including price volatility and risk of default in the payment of interest and principal.

National Municipal Bond Fund
The Fund's portfolio may include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities cannot make its interest and principal payments from current revenues, it may rely on a reserve fund. The availability of the reserve fund is a moral commitment, but not a legal obligation, of the state or municipality that created the issuer.

In addition, the Fund may invest in municipal lease obligations ("MLOs"). MLOs are not fully backed by the municipality's credit and their interest may become taxable if the lease is assigned, or sold to another lender. If timely lease payments are not made, the lease will end, and it is possible that the MLO will default and that the Fund will suffer a loss. Because SBAM plans to invest more than 5% of the Fund's net assets in MLOs the Trustees of the Fund have established procedures for SBAM to use in considering an investment in MLOs. The factors SBAM must examine include:

o  the frequency of trades and quotes for the MLO
o the number of dealers willing to purchase or sell such MLO and the number of other potential purchasers
o  the willingness of dealers to undertake to make a market in the MLO
o the nature of the MLO and the nature of the marketplace trades (e.g., the time needed to dispose of the security and the method of soliciting offers)
o the nature of the offering of such MLO (e.g., the size of the issue and the number of anticipated holders)
o the ability of the MLO to maintain its marketability throughout the time the instrument is held in the Fund
o other factors, if any, which SBAM deems relevant to determining the existence of a trading market for such MLO.

The Fund also may invest in resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

In order to maintain liquidity, the Fund may invest up to 20% of its total assets in taxable obligations, including taxable high-quality short-term money market instruments, including:

o  Obligations of the U.S. Government or its agencies or instrumentalities
o Commercial paper of issuers rated at the time of purchase "A-2" or better by S&P, "P-2" or better by Moody's, or "F-2" or better by Fitch Investors Services, Inc., ("Fitch"), or unrated securities of similar quality
o Certificates of deposit, bankers' acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks), and repurchase agreements with respect to such obligations.

If at some point, SBAM determines that the market to securities exempt from federal income taxes is troubled, the Fund may invest up to 100% of its net assets taxable high-quality short-term money market instruments. Of course, dividends paid by the Fund that are generated by taxable money market instruments will be taxable to investors. From time to time, the Fund may invest more than 25% of its total assets in obligations whose interest payments are from revenues of similar projects (such as utilities or hospitals) or whose issuers share the same geographic location. As a result, the Fund may be more susceptible to a single economic, political or regulatory development than would a Fund of securities with a greater variety of issuers.

U.S. Government
Securities Fund
The Fund may invest in:

o Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), popularly known as "Ginnie Maes," that are backed by the full faith and credit of the U.S.Government. These are known as a "modified pass through" type of mortgage-backed security ("GNMA Certificates"). These securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages
o  U.S. Treasury obligations
o Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. These securities are backed by their own credit, and may not be backed by the full faith and credit of the U.S. Government
o Mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;
o Collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage backed securities, or (ii) by the full faith and credit of the U.S. Government; and
o  Repurchase agreements collateralized by any of the foregoing.

Money Market Fund
The Fund invests in high quality, U.S. dollar-denominated money market instruments including:

o Obligations that are issued by or whose principal or interest is guaranteed by the U.S. Government. Obligations of any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government under authority granted by Congress. These are called '"U.S. Government securities."'

o Certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"))

o Commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization ("NRSRO") (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by S&P) or, if not rated, is issued by a company which MAC, acting pursuant to guidelines established by the Trustees, has determined to be of minimal credit risk and comparable quality

o Corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by S&P)

o  Short-term obligations issued by state and local governmental issuers

o Obligations of foreign governments, including Canadian and Provincial Government and Crown Agency Obligations

o Securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to arrangements for credit enhancement or for shortening effective maturity

o  Repurchase agreements with respect to any of the foregoing obligations

Other Risks of Investing in the North American Funds

Although a Fund may have the flexibility to use some or all of the investments or strategies described in this Prospectus and the Statement of Additional Information, its subadvisor may choose not to use these investments or strategies for a variety of reasons. These choices may cause a Fund to miss opportunities, lose money or not achieve its goal.

High Yield/High Risk Securities
High yield securities (often known as "junk bonds") include debt instruments that have an equity security attached to them. Securities rated below investment grade and comparable unrated securities offer yields that fluctuate over time, but generally offer higher yields than do higher rated securities. However, securities rated below investment grade also involve greater risks than higher rated securities. Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

Some of the debt securities in which the Funds may choose to invest may be, or may be similar to the lowest rated, (C by Moody's or CCC or lower by S&P) non-subordinated debt. This type of security is very risky, as issuers may not have the ability to repay principal and interest, and may even default. If this should occur, the value of shares of the Fund holding them could fall.

Foreign Securities
There are risks associated with investing in foreign securities. These risks include unforeseen changes in tax laws, political changes, and changes in foreign currency values and exchange rates.

There may be less publicly available information about foreign issuers. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements, which are generally less extensive than the requirements for domestic issuers. Foreign stock markets generally have substantially less volume than the U.S. exchanges and securities of foreign issuers are generally less liquid and more volatile, relative to U.S. issuers. For emerging markets, these risks can be more extreme.

There is frequently less governmental regulation of foreign exchanges, broker-dealers and issuers than in the United States, and brokerage costs may be higher. In addition, investments in foreign companies may be subject to the possibility of nationalization or other changes in policy. Policy changes may allow foreign governments to withhold dividends, expropriate (confiscate, or keep) investment returns, or raise taxes to extremely high levels, among other things. Also, should a foreign issuer default, it may be difficult to recover anything in a bankruptcy proceeding.

Lending Fund Securities
Each Fund may lend up to 33% of its total portfolio assets, or securities, to brokers, dealers and other financial institutions. These loans must be callable (the Fund may ask that the loan be repaid in full) at any time by the Fund. The loans must be at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market (priced at market value) to the value of loaned securities on a daily basis. As with any extensions of credit, there may be risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of Fund securities will only be made to firms deemed by the subadvisors to be creditworthy.

Leverage Risk
Funds that borrow money to buy securities are using leverage. Leverage risk is the risk that leverage, or debt, will enable a Fund to buy more of a security that falls in value. In this case, the Fund's investment could fall, and the Fund would still need to repay the money it borrowed. Funds can create leverage, or borrow money, by using different types of techniques including reverse repurchase agreements, dollar rolls, and derivatives including inverse floating rate instruments.

Hedging and Other Strategic Transactions
Individual Funds may be authorized to use a variety of investment strategies described below for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the Fund. Hedging is simply believing that certain securities will fall, or rise, in value, and structuring transactions that take advantage of those changes. These transactions are generally used to protect against possible changes in the market value of securities a Fund already owns or plans to buy, to protect unrealized gains or to improve the Fund's return in some way.

Where allowed, individual Funds may purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, index futures contracts, financial futures contracts and fixed-income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions, and enter into currency transactions. This category includes derivative transactions. A "derivative" is generally defined as an instrument whose value is based upon, or derived from, some underlying index or rate. Interest rate transactions may include swaps, caps, floors and collars, and currency transactions may include currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Year 2000
Year 2000 computer problems involve the inability of some computer systems to properly process data-related information in respect to the end of this century. While this problem could have a negative effect on the Funds, the advisor is working to avoid this problem and obtain assurances from the subadvisors and other service providers that they are adequately addressing any possible year 2000 problems. The year 2000 problem could also have a negative effect on issuers whose securities are owned by the Funds, potentially decreasing the value of such securities.

Euro Conversion
The conversion of certain European currencies to the Euro may present additional risks to those Funds exposed to such currencies.

Frequent Trading
A Fund may buy or sell investments extremely frequently, increasing brokerage commissions and other expenses of the Fund. Frequent trading may also increase the amount of capital gains realized by a Fund, including short-term capital gains, which are generally taxable to shareholders at ordinary income tax rates.

Temporary Defensive Strategies
A Fund's subadvisor may at certain times decide that pursuing the Fund's investment strategies is inconsistent with market conditions. A subadvisor may then employ defensive strategies designed mostly to limit losses. However, the subadvisor may choose not to use defensive strategies, even in volatile or unsettled market conditions. Such defensive strategies may cause the Fund to miss opportunities or to not achieve its goal.

Management of the Funds

Under the federal securities laws, Massachusetts law and the Trust's Agreement and Declaration of Trust and By-Laws, the business and affairs of the Trust are managed under the direction of the Trustees.

CypressTree Asset Management Corporation, Inc. ("CAM") is the investment adviser for the Trust. CAM was formed in 1996 to advise, acquire and distribute mutual funds through broker-dealers, banks and other intermediaries. CAM's address is 286 Congress Street, Boston, Massachusetts 02210.

According to its Advisory Agreement with the Trust (the "Advisory Agreement"),
CAM:

o Oversees the administration of all aspects of the business and affairs of the Funds
o Selects, contracts with and compensates subadvisors to manage the assets of the Funds
o Makes recommendations to the Trustees regarding the hiring, termination and replacement of subadvisors
o Reimburses the Fund if the total of certain expenses allocated to any Fund exceeds certain limitations
o Monitors the subadvisors for compliance with the investment objectives and related policies of each Fund
o  Reviews the performance of the subadvisors
o  Periodically reports to the Trustees

The following table shows the management fees each Fund paid to CAM for the last fiscal year under the Advisory Agreement as a percentage of the Fund's average daily net asset value.

Funds                                                Management
                                                     Fees
================================================================================
International Small Cap Fund                         1.05%
International Equity Fund                             .90%
Global Equity Fund                                    .90%
Emerging Growth Fund                                  .95%
Small/Mid Cap Fund                                    .92%
Growth Equity Fund                                    .90%
Tax-Sensitive Equity Fund                             .85%
Growth and Income Fund                                .68%
Equity-Income Fund                                    .73%
Balanced Fund                                         .75%
Strategic Income Fund                                 .73%
Investment Quality Bond Fund                          .60%
National Municipal Bond Fund                          .60%
U.S. Government Securities Fund                       .60%
Money Market Fund                                     .20%

================================================================================

Under an order granted to the Funds by the Securities and Exchange Commission, CAM is permitted to appoint a subadvisor, to create a subadvisory agreement and to terminate or amend a subadvisory agreement, in each case without shareholder approval. This "Manager of Managers" structure permits the Funds to change subadvisors or the fees paid to subadvisors without the expense and delays associated with obtaining shareholder approval. CAM has ultimate responsibility under the Manager of Managers structure to oversee the subadvisors, including making recommendations to the Trust regarding the hiring, termination and replacement of subadvisors.

Subadvisory Arrangements

Nine investment subadvisors which provide portfolio management services to the
Funds:

Wellington Management Company, LLP

Wellington Management Company, LLP, the subadvisor to the Growth and Income and Investment Quality Bond Funds, ("Wellington Management"), whose principal business address is 75 State Street, Boston, Massachusetts 02109.

Wellington Management and its predecessor organizations have provided investment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals since 1928. As of September 30, 1998, Wellington Management had investment management authority with respect to approximately $186.5 billion of assets.

Matthew E. Megargel, Senior Vice President of Wellington Management, has served as fund manager to the Growth and Income Fund since February 1992. Mr. Megargel joined Wellington Management in 1983 as a research analyst and took on additional responsibilities as a fund manager in 1988. In 1991, he became solely a fund manager with Wellington Management.

Thomas L. Pappas, Senior Vice President of Wellington Management, has served as fund manager to the Investment Quality Bond Fund since March 1994. Mr. Pappas has been a fund manager with Wellington Management since 1987.

Standish, Ayer & Wood, Inc.
Standish, Ayer & Wood, Inc., the subadvisor to the Tax-Sensitive Equity Fund, is a Massachusetts corporation incorporated in 1933 with offices at One Financial Center, Boston, Massachusetts 02111. Standish provides fully discretionary management services and counseling and advisory services to a broad range of clients throughout the United States and abroad. Standish or its affiliate, Standish International Management Company, L.P., serves as the investment adviser to each of the funds in the Standish, Ayer & Wood family of funds. Corporate pension funds are the largest asset under active management by Standish. Standish's clients also include charitable and educational endowment funds, financial institutions, trusts and individual investors. As of September 30, 1998, Standish managed approximately $46 billion in assets.

The Tax-Sensitive Equity Fund's fund manager is Laurence A. Manchester, who has served in such capacity since the Tax-Sensitive Equity Fund's inception. During the past five years, Mr. Manchester has served as a Vice President and Director of Standish.

Warburg Pincus Asset Management, Inc.
Warburg Pincus Asset Management, Inc., the subadvisor to the Emerging Growth Fund, is indirectly controlled by Warburg, Pincus & Co. Warburg's address is 466 Lexington Ave., New York, N.Y., 10017-3147.

Warburg is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of October 31, 1998, Warburg managed approximately $20 billion of assets, including approximately $10.3 billion of investment company assets.

The co-fund managers of the Emerging Growth Fund are Elizabeth B. Dater and Stephen J. Lurito. Ms. Dater, a managing director of Warburg, has been fund manager of the Emerging Growth Fund since its inception and has been a fund manager of Warburg since 1978. Mr. Lurito, a managing director of Warburg, has been a fund manager of the Emerging Growth Fund since its inception and has been with Warburg since 1987.

Salomon Brothers Asset Management Inc
Salomon Brothers Asset Management Inc ("SBAM") is the Subadvisor to the U.S. Government Securities Fund, the Strategic Income Fund and the National Municipal Bond Fund. SBAM is an indirect, wholly-owned subsidiary of CitiGroup Inc. ("CitiGroup"). CitiGroup is a diversified financial services company engaged in investment services, asset management, banking, consumer finance and life and property and casualty insurance services. SBAM was incorporated in 1987 and, together with affiliates in London, Frankfurt and Hong Kong, provides a full range of fixed income and equity investment advisory services for individual and institutional clients located throughout the world, and serves as investment adviser to various investment companies. In providing such investment advisory services, SBAM and its affiliates have access to SBAM's and its affiliates' more than 40 economists and mortgage, bond, sovereign and equity analysts. As of September 30, 1998, SBAM and its worldwide investment advisory affiliates managed approximately $29 billion in assets. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

In connection with SBAM's service as subadvisor to the Strategic Income Fund, SBAM's London-based affiliate, SBAM Ltd., whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain advisory services to SBAM with regard to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Income Fund. SBAM Ltd. is compensated by SBAM at no additional expense to the Strategic Income Fund. SBAM Ltd. is a wholly-owned indirect subsidiary of CitiGroup. SBAM Ltd. is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940, as amended.

Roger Lavan has had responsibility for the day-to-day management of the mortgage-backed securities and U.S. government securities components of the U.S. Government Securities Fund portfolio since December 1991 and the Strategic Income Fund portfolio since its inception in November 1993, and assumed sole primary responsibility for such management in August 1998.

Peter Wilby is primarily responsible for the day-to-day management of the high yield and sovereign bond portions of the Strategic Income Fund. Mr. Wilby, who joined SBAM in 1989, is a Managing Director of Salomon Smith Barney Inc. and SBAM, responsible for investment company and institutional funds which invest in high yield U.S. and non-U.S. corporate debt securities and high yield foreign sovereign debt securities. In addition to other registered investment companies for which Mr. Wilby serves as fund manager, he also serves as fund manager for a number of offshore and institutional clients.

David Scott is primarily responsible for a portion of the Strategic Income Fund relating to currency transactions and investments in non-dollar denominated securities. David Scott is a Senior Fund Manager with SBAM Ltd. in London with primary responsibility for managing long-term global bond funds. He also plays an integral role in developing strategy. Prior to joining SBAM Limited in April 1994, Mr. Scott worked at J.P. Morgan from 1990 to 1994 where he had responsibility for global and non-dollar funds.

Robert Amodeo is responsible for developing and executing municipal bond portfolio investment strategies for the National Municipal Bond Fund. Mr. Amodeo pioneered adaptation and the use of the Yield Book for municipal bond portfolio management, analysis, performance attribution and optimization. Prior to joining SBAM, he was a member of Salomon Brothers Partnership Investment Group where he was responsible for analyzing and managing various partnership investments. Mr. Amodeo received a B.S. (Magna Cum Laude) in Business Management from Long Island University. He also holds a Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Fred Alger Management, Inc.
Investment decisions for the Small/Mid Cap Fund are made by its Subadvisor, Fred Alger Management, Inc. Alger, located at One World Trade Center, New York, New York 10048, has been in the business of providing investment advisory services since 1964. As of October 31, 1998 Alger had approximately $8.5 billion under management, including $5.3 billion in mutual fund accounts and $3.2 billion in other advisory accounts. Alger is wholly owned by Fred Alger & Company, Inc., which in turn is wholly owned by Alger Associates, Inc., a financial services holding company.

David D. Alger, President of Alger, has been primarily responsible for the day-to-day management of the Small/Mid Cap Fund since the Fund's inception (March 1996). He has been employed by Alger as Executive Vice President and Director of Research since 1971 and as President since 1995 and he serves as fund manager for other mutual funds and investment accounts managed by Alger Management. Also participating in the management of the Small/Mid Cap Fund since the Fund's inception are Ronald Tartaro and Seilai Khoo. Mr. Tartaro has been employed by Alger since 1990, and he serves as a Senior Vice President. Ms. Khoo has been employed by Alger Management since 1989, and she serves as a Senior Vice President.

Founders Asset Management, LLC.
Investment decisions for the Growth Equity, International Small Cap and Balanced Funds are made by its Subadvisor, Founders Asset Management, LLC, located at 2930 East Third Avenue, Denver, Colorado 80206. Founders is a registered investment adviser first established as an asset manager in 1938, and is a subsidiary of Mellon Bank, N.A. As of September 30, 1998, Founders had over $6.3 billion of assets under management, including approximately $4.5 billion in mutual fund accounts and $1.8 billion in other advisory accounts.

To facilitate the day-to-day investment management of the Growth Equity, International Small Cap and Balanced Funds, Founders employs a unique team-and-lead-manager system. The management team is composed of several members of the Investment Department, including lead portfolio managers, portfolio traders and research analysts. Team members share responsibility for providing ideas, information, knowledge and expertise in the management of the Funds. Each team member has one or more areas of expertise that is applied to the management of the Fund. Daily decisions on Fund selection for the Fund rests with a lead fund manager assigned to the Fund.

Michael W. Gerding, Vice President of Investments, has been the lead fund manager for the International Small Cap Fund since the Fund's inception (March
1996). Mr. Gerding is a chartered financial analyst who has been part of Founders' investment department since 1990. Brian F. Kelly, Fund Manager, has been the lead fund manager for the Balanced Fund since October 1996. Mr. Kelly joined Founders in 1996. Prior to joining Founders, Mr. Kelly served as fund manager for Invesco Trust Company (1993-1996) and as a senior investment analyst for Sears Investment Management Company (1986-1993).

Thomas M. Arrington, Vice President of Investments, is a Chartered Financial Analyst who has been the co-portfolio manager, along with Scott Chapman, of the Growth Fund since December 1998. Prior to joining Founders, he was vice president and director of income equity strategy at HighMark Capital Management, a subsidiary of Union BanCal Corp., where he managed the HighMark Income Equity Fund, a large-cap fund. He received a bachelor's degree in economics from the University of California, Los Angeles and an MBA from San Francisco State University.

Scott Chapman, Vice President of Investments, is a Chartered Financial Analyst who has been the co-portfolio manager, along with Thomas Arrington, of the Growth Fund since December 1998. Before joining Founders, Chapman was vice president and director of growth strategy for HighMark Capital. He has more than 10 years experience in equity investment management, including security analysis positions with McCullough, Andrews and Cappiello and Cooper Development Co. Chapman received a bachelor of science degree in accounting from Santa Clara University and an MBA in finance from Golden Gate University.

Global Alliance Value Investors, Ltd
Global Alliance Value Investors, Ltd. ("GAVIL"), whose address is 985 Moraga Road, Lafayette, California 94549, is the subadvisor to the Equity-Income Fund. GAVIL is an equity investment management firm founded in 1997 by its current President and investment strategy team leader, Nancy Tengler. The firm invests in the securities of U.S.-based issuers for clients around the world. Cypress Holding Company, Inc., an affiliate of CAM, holds a majority interest in GAVIL.

Ms. Tengler is the former Managing Director and Head of the Value Equities Group at Union Bank of Switzerland Asset Management. She is also the Co-Founder, former President and Portfolio Manager at Spare, Tengler, Kaplan and Bischel. Ms. Tengler is the co-author of Relative Dividend Yield -- Common Stock Investing for Income and Appreciation.

Morgan Stanley Dean Witter Investment Management Inc.
Morgan Stanley Dean Witter Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, has been the subadvisor to the Global Equity Fund since October 1, 1996, and to the International Equity Fund since April 1, 1999. MSDW in certain instances does business using the name Morgan Stanley Asset Management ("MSAM"). MSAM, a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., conducts a worldwide fund management business, providing a broad range of fund management services to customers in the United States and abroad. As of October 30, 1998, MSAM, together with its affiliated institutional asset management companies, managed investments totaling approximately $156.2 billion, including approximately $137.6 billion under active management and $18.6 billion as named fiduciary or fiduciary adviser.

Ann D. Thivierge shares portfolio management responsibility for the International Equity Fund with Barton M. Biggs. Ms. Thivierge is a Managing Director of MSAM and a member of MSAM's asset allocation committee. She joined MSAM in 1986 and holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

Barton M. Biggs has been Chairman and a director of MSAM since 1980 and a Managing Director of Morgan Stanley since 1975. He is also a director and chairman of various registered investment companies to which MSAM and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

Frances Campion has been primarily responsible for the fund management of the Global Equity Fund since October 1996. Ms. Campion joined MSAM in January 1990 as a global equity fund manager and is now a Managing Director of Morgan Stanley & Co. Incorporated. Her responsibilities include day to day management of the Morgan Stanley's global equity products.

Manufacturers Adviser Corporation
Manufacturers Adviser Corporation, a Colorado corporation, is the subadvisor of the Money Market Fund. Its principal business at the present time is to provide investment management services to these funds and comparable funds of NASL Series Trust. MAC is an indirect wholly-owned subsidiary of Manulife. The address of MAC is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. As of September 30, 1998, MAC together with Manulife had approximately $13 billion of assets under management.

This Fund is managed by a team of investment professionals each of whom plays an important role in the management process of each Fund. Team members work together to develop investment strategies and select securities for a Fund. They are supported by research analysts, traders and other investment specialists who work alongside the investment professionals in an effort to utilize all available resources to benefit the shareholders.

Section III:

Investing in the North American Funds
Classes of Shares

There are three classes of shares of North American Funds: A, B, and C.

The initial investment minimum for all classes of shares per fund is $1,000. For retirement plans and other automatic investment programs, the initial purchase minimum is $50. You must maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. Purchases and redemptions will be made at the share price calculated by North American Funds after the request is received in good order. Confirmations of all transactions will be mailed to you promptly, and a copy will be sent to your broker of record. North American Funds may refuse any request to purchase shares.

                           Buying Fund                           Redeeming Fund
                           Shares                                Shares
================================================================================================
By Mail                    Mail a check and account              Send a written request to:
                           application to:                       North American Funds
                           North American Funds                  P.O. Box 8505
                           P.O. Box 8505                         Boston, MA  02266-8508
                           Boston, MA  02266-8508

                           To add to an existing account, mail
                           a check with your account number:
                           North American Funds
                           P.O. Box 8505
                           Boston, MA  02266-8508

                           Overnight Mailing Address:
                           North American Funds
                           c/o Boston Financial
                           attn: Leadership Services
                           66 Brooks Dr.
                           Braintree MA  02184

------------------------------------------------------------------------------------------------
By Wire Transfer           For wire instructions, contact        Yes, with a minimum of $1,000.
                           Customer Service at 1-800-872-8037    For wire instructions, contact
                                                                 Customer Service at
                                                                 1-800-872-8037

------------------------------------------------------------------------------------------------
By Phone                   No                                    Yes, simply call
                                                                 1-800-872-8037 by 4:00 p.m. to
                                                                 receive that day's closing
                                                                 price

------------------------------------------------------------------------------------------------
Through Broker Dealers     Yes, if a dealer agreement is         Yes, if a dealer agreement is
                           in place                              in place

================================================================================================

                            Class A Shares                     Class B Shares                       Class C Shares

====================================================================================================================================
Sales Charges               o  Purchases of less than $1       o  Shares are sold without a         o  Shares are sold without a
                               million are sold with a            front end sales charge. For          front end sales charge. For
                               front end sales charge (see        shares redeemed within six           shares redeemed within one
                               table on next page).               years there is a sales               year there is a 1% sales
                                                                  charge at redemption (see            charge at redemption.
                            o  Purchases over $1 million          table on next page). This
                               are sold without a front           does not apply to the Money       o  Available for purchases
                               end sales charge. For              Market Fund.                         under $1 million.
                               shares redeemed within one
                               year there is a 1% back end     o  Available for purchases of
                               sales charge at redemption.        $250,000 or less.
------------------------------------------------------------------------------------------------------------------------------------
Programs That Reduce        o  Rights of Accumulation - you    o  For B and C Shares, the
Sales Charges                  will pay the sales charge          back end sales charge is
                               applicable to your total           equal to the lesser of the
                               account balance in all             net asset value at
                               classes of shares.                 redemption, or the original
                                                                  purchase price.
                            o  Statement of intention -
                               agree to invest a certain
                               amount over 13 months and
                               you will pay the sales
                               charge based on your goal.
                           ---------------------------------------------------------------------------------------------------------
                            o  For an account opened after
                               5-1-95, in any class of
                               shares, there will be no
                               deferred sales charge
                               applied, if a systematic
                               withdrawal plan is
                               established for up to 12%
                               of the account value to be
                               withdrawn annually.

                            o  For qualified group
                               retirement plans, please
                               see the Statement of
                               Additional Information
                               (SAI) for a more detailed
                               discussion.
====================================================================================================================================

Sales Charge Tables

Class A Shares Sales Charge Table

There is no front end sales charge for Class A shares of the Money Market Fund. If A shares of this

Fund are exchanged for Class A shares of another Fund, the regular sales charge for Class A shares will be charged.

                                                              Sales Charge
                                        Sales Charge          as a                Concession to
                                        as a                  Percentage of       Broker Dealer as
Amount of                               Percentage of         the Net Amount      a Percentage of
Purchase Payment                        the Offering Price    Invested            Offering Price

======================================================================================================
Less than $50,000
      Equity Funds                      5.75%                 6.10%               5.00%
      Other Funds                       4.75%                 4.99%               4.00%
------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000          4.75%                 4.99%               4.00%
------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000         4.00%                 4.17%               3.25%
------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000         3.00%                 3.09%               2.50%
------------------------------------------------------------------------------------------------------
$500,000 but less than $1 million       2.25%                 2.30%               1.75%
------------------------------------------------------------------------------------------------------
$1 million or more                      None*                 None*               See Below**
======================================================================================================

*  A CDSC (back end sales charge) may apply.

** For purchases of Class A shares of $1 million or more the Distributor will pay a commission to dealers as follows: 1.00% on sales up to $5 million (0.50% for sales of the National Municipal Bond Fund), plus 0.50% of the amount in excess of $5 million; provided, however, that the Distributor may pay a commission on sales in excess of $5 million of up to 1.00% to certain dealers which, at the Distributor's invitation, enter into an agreement with the Distributor in which the dealer agrees to return any commission paid to it on the sale (or a pro rata portion thereof) if the shareholder redeems his shares within a period of time after purchase as specified by the Distributor. Purchases of $1 million or more for each shareholder account will be aggregated over a 12 month period (commencing from the date of the first such purchase) for purposes of determining the level of commission to be paid during that period with respect to such account.

Class B Shares Sales Charge Table*

Year(s) Since Purchase                            Deferred Sales Charge
                                                  as Percentage of
                                                  Amount Redeemed
================================================================================
Up to 2 years                                     5%
--------------------------------------------------------------------------------
2 years or more but less than 3 years             4%
--------------------------------------------------------------------------------
3 years or more but less than 4 years             3%
--------------------------------------------------------------------------------
4 years or more but less than 5 years             2%
--------------------------------------------------------------------------------
5 years or more but less than 6 years             1%
--------------------------------------------------------------------------------
6 or more years                                   0%
================================================================================

Class C Shares*
Class C shares are offered for sale at net asset value and are offered for purchases of less than $1 million. Class C shares are sold without a front end sales charge. Class C shares are subject to a deferred sales charge of 1% of the dollar amount subject thereto during the first year after purchase.

Redemption in Kind
The Funds reserve the right to redeem proceeds in whole or in part by a distribution in kind of marketable securities held by the Fund.

Payment Following Redemption
Each Fund will normally send the proceeds from a redemption (less any applicable deferred sales charge) on the next business day, but may delay payment for up to seven days.

Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of, or action by, the SEC.

* Any shares in the redeeming shareholder's account that can be redeemed without charge will be redeemed prior to those subject to a charge. Only time of ownership spent in Funds other than the Money Market Fund counts towards determining the applicable deferred sales charge.

Pricing of Fund Shares

The public offering price of the Class A shares of each Fund is the net asset value per share (next determined following receipt of an order) plus, in the case of all Funds except the Money Market Fund, a front end sales charge, if applicable. The share price for Class B shares and Class C shares is the net asset value per share (next determined following receipt of an order).

The net asset value of the shares of each class of each Fund is calculated separately and, except as described below, is determined once daily as of the close of regularly scheduled trading on the New York Stock Exchange. Net asset value per share of each class of each Fund (other than the Money Market Fund, as described below) is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class outstanding. No determination is required on (i) days on which changes in the value of such Fund's securities holdings will not materially affect the current net asset value of the shares of the Fund, (ii) days when the New York Stock Exchange is closed (for example, national holidays). Generally, trading in non-U.S. securities, as well as U.S.

Government securities and money market instruments, is substantially completed each day at various times prior to the close of regularly scheduled trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of a class of a Fund are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of regularly scheduled trading on the Exchange and would therefore not be reflected in the computation of a class's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the subadvisors under procedures established and regularly reviewed by the Trustees.

Shares of the Fund are available at the net asset value to investors purchasing shares of the Funds with redemption proceeds from other mutual fund complexes on which the investor has paid for front end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption occurred more than 60 days prior to such purchase. The Distributor will require satisfactory evidence of your qualification of this waiver. Please call for more information. The redemption of the shares from the other mutual fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

All instruments held by the Money Market Fund and short-term debt instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis.

Unless you request cash payment, all dividends and distributions will be reinvested. All Funds except the Money Market Fund declare and pay capital gains annually.

Dividends and Distributions from North American Funds

These Funds declare and pay income dividends annually:

o  International Small Cap Fund

o  Global Equity Fund

o  Emerging Growth

o  Small/Mid Cap Fund

o  Growth Equity Fund

o  Tax-Sensitive Equity Fund

o  Equity-Income Fund

o  Balanced Fund

These Funds declare and pay income dividends semi-annually:

o  International Equity Fund

o  Growth and Income Fund

These Funds declare income dividends daily and pay monthly:

o  Strategic Income Fund

o  Investment Quality Bond Fund

o  National Municipal Bond Fund

o  U.S. Government Securities Fund

o  Money Market Fund

Taxes

It is expected that each Fund of the Trust will qualify as a "regulated investment company" under the Code. If it so qualifies, a Fund will not be subject to United States federal income taxes on its net investment income and net capital gain, if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders (i) at least 90% of its net investment income for such taxable year, and (ii) with respect to the National Municipal Bond Fund at least 90% of its net tax-exempt interest income for such taxable year. If in any year a Fund fails to qualify as a regulated investment company, such Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain additional distribution requirements upon re-qualification. Each Fund will be subject to a 4% nondeductible excise tax on its taxable income to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund intends to make sufficient distributions to avoid application of the corporate income and excise taxes. Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments on dividends and interest. The investment yield of the Funds investing in foreign securities or currencies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign taxes, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. If a Fund is eligible for and makes an election to allow the shareholders of that Fund to claim a foreign tax credit or deduction for these taxes for any taxable year, the shareholders will be notified. The ability of the shareholders to utilize such a foreign tax credit is subject to a holding period requirement. In addition, Funds investing in securities of passive foreign investment companies may be subject to U.S. federal income taxes (and interest on such taxes) as a result of such investments. The investment yield of the Funds making such investments will be reduced by these taxes and interest. Shareholders will bear the cost of these taxes and interest, but will not be able to claim a deduction for these amounts.

The redemption, sale or exchange of Fund shares (including the exchange of shares of one Fund for shares of another) is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. Pursuant to the Taxpayer Relief Act of 1997, long-term capital gains generally are subject to a maximum tax rate of 20%.

If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be (i) treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share or (ii) in the case of the National Municipal Bond Fund, disallowed to the extent of any exempt-interest dividend received by the shareholder with respect to such shares. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed.

Generally, unless a shareholder of any Fund includes his or her taxpayer identification number (social security number for individuals) in the Shareholder Application and certifies that he or she is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% from dividends other than exempt-interest dividends and other reportable payments to the shareholder.

Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities. Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves.

National Municipal Bond Fund--Taxation
The National Municipal Bond Fund also intends to satisfy conditions under the Code that will enable interest from municipal obligations, which is exempt from regular federal income taxes in the hands of each Fund, to qualify as "exempt-interest dividends" when distributed to such Fund's shareholders. Except as discussed below, such dividends are exempt from regular federal income taxes. Although exempt-interest dividends paid by the National Municipal Bond Fund will be excluded by shareholders of the Funds from their gross income for regular federal income tax purposes, under the Code all or a portion of such dividends may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "ACE" adjustment for purposes of determining the amount of corporate alternative minimum tax or (iii) a factor in determining the extent to which a shareholder's Social Security or railroad retirement benefits are taxable. Moreover, the receipt of exempt-interest dividends from each of the Funds affect the federal tax liability of certain foreign corporations, S Corporations and insurance companies. Furthermore, under the Code, interest on indebtedness incurred or continued to purchase or carry Fund shares, which interest is deemed to relate to exempt-interest dividends, will not be deductible by shareholders of the Fund for federal income tax purposes.

The exemption of exempt-interest dividend income from regular federal income taxation does not necessarily result in similar exemptions for such income under tax laws of state or local taxing authorities. In general, states exempt from state income tax only that portion of any exempt-interest dividend that is derived from interest received by a regulated investment company on its holdings of obligations issued by that state or its political subdivisions and instrumentalities.

A notice detailing the tax status of dividends and distributions paid by the National Municipal Bond Fund will be mailed annually to its shareholders. As part of this notice, the Fund will report to its shareholders the percentage of interest income earned by the Fund during the preceding year on tax-exempt obligations indicating, on a state-by-state basis, the source of such income.

Descriptions of tax consequences set forth in this Prospectus and in the Statement of Additional Information are intended to be a general guide. Investors should consult their tax advisers with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign, and other tax laws and the possible effects of changes in federal or other tax laws. This discussion is not intended as a substitute for careful tax planning.

Rule 12b-1 Fees

The Trust has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows the Funds to pay distribution fees for the sale and distribution of Fund shares. Portions of the fees are used to provide payments for services provided to shareholders ("service fees"), as indicated below.

Class A shares of each Fund, except the Money Market Fund and the National Municipal Bond Fund, are subject to a fee of up to .35% of average daily net assets, five-sevenths of which (.25%) is a "service fee." There are no Rule 12b-1 fees on the Money Market Fund, and the Rule 12b-1 fee paid by Class A shares, or for the National Municipal Bond Fund is up to .15% of average annual net assets, all of which is a "service fee."

Class B shares of each Fund except the Money Market Fund are subject to a Rule 12b-1 fee of up to 1.00% of average annual net assets, one-fourth (.25%) of this is a "service fee."

Class C shares of each Fund except the Money Market Fund are subject to a fee of up to 1.00% of average annual net assets, one-fourth (.25%) of this is a "service fee."

Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for Class B and Class C shares may therefore cost you more than paying the maximum permitted front-end sales charge on Class A Shares.

Account Services

To use any of these programs, simply fill out the appropriate section of your account application, or request the appropriate form.

Automatic Dividend Diversification
With this program, you can have all dividends and other distributions from one Fund automatically invested in the same class of shares of another Fund.

Automatic Investment Plan
Shareholders can set up an Automatic Investment Plan. Once each month the shareholder's account will be debited the amount (at least $50) specified by the shareholder.

Checkwriting
Checkwriting is available to Class A and Class C shareholders of the U.S. Government Securities, National Municipal Bond and Money Market Funds. Simply request this on your account application, and complete a signature card, and you will receive a book of blank checks. The minimum amount of a check is $250. When a check is presented for payment, enough shares will be redeemed to cover the amount of the check and any applicable deferred sales charge. If the amount of the check plus the sales charge is more than the account value, the check will be returned unpaid.

Exchange Privilege
Shareholders may make free unlimited exchanges by mail or telephone within classes of shares without any sales charge. Shares of one class may not be exchanged for shares of any other class of any Fund. Be aware that exchanges are regarded as sales for federal and state income tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged. Exchanges usually occur on the same day they are requested. The terms of the exchange privilege may change and the privilege may be revoked at any time without notice.

The Fund will not be responsible for any losses resulting from unauthorized telephone transactions if it follows reasonable procedures designed to varify the identify of the caller. The Fund will request personal or other information from the caller, and will record calls. By establishing an account with the Fund, you consent to all recording of telephone calls.

You may make exchanges over the phone by calling 1-800-872-8037.

Reinstatement Privilege
If you redeem Class A shares (under $1 million) and reinvest within 90 days, you will not have to pay a sales charge. If you redeem A shares over $1 million, or Class B or C shares and pay a deferred sales charge and then reinvest within 90 days, your account will be credited the amount of the deferred sales charge.

Systematic Investing
Your shares of any class of the Money Market, U.S. Government Securities or National Municipal Bond Fund can be exchanged monthly for shares of the same class of other Funds. An exchange of at least $50 per exchange will be made around the 15th of each month in accordance with your instructions. This program takes advantage of dollar cost averaging.

Systematic Withdrawal Plan
If you have an account balance of at least $10,000, you can set up a plan to have redemptions paid to you, or someone you designate, on a monthly, quarterly, semi-annual or annual basis. You can withdraw up to 12% of the account value annually, if a monthly plan, up to 1% per month, without a deferred sales charge. If you request this service after completing your application and payments are to be made to someone other than yourself, you will have to provide a signature guarantee. Redemption checks are generally mailed within two days after redemption. The availability of this service may end, and a fee of up to $5 per withdrawal may be charged with 30 days written notice to you.

Transfer of Shares
You may transfer Fund shares to family members and others at any time without a sales charge. Consult your tax adviser concerning such transfers.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The Total returns in the tables represent the return that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is included in the Trust's annual report, which is available upon request.

                                   [GRAPHIC]

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                            International Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------------
                                                                  Class A                                Class B
                                                     ---------------------------------------------------------------------------
                                                       Year        Year         3/04/96*      Year        Year        3/04/96*
                                                       Ended       Ended           to         Ended       Ended         to
                                                      10/31/98    10/31/97      10/31/96     10/31/98    10/31/97     10/31/96
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $13.86      $13.43        $12.50        $13.71     $13.37       $12.50
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                       (0.02)      (0.03)         0.05         (0.12)     (0.11)       (0.01)
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                    0.07        0.46          0.88          0.07       0.45         0.88
                                                     ---------------------------------------------------------------------------
          Total from investment operations               0.05        0.43          0.93         (0.05)      0.34         0.87
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $13.91      $13.86        $13.43        $13.66     $13.71       $13.37
--------------------------------------------------------------------------------------------------------------------------------

Total Return                                             0.36%       3.20%         7.44%+       (0.36%)     2.54%        6.96%+
================================================================================================================================

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                 $2,173      $3,225        $2,120        $7,073     $7,369       $5,068
--------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net
        assets                                           1.90%       1.90%         1.90%#        2.55%      2.55%        2.55%#
--------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to
        average net assets                              (0.12%)     (0.19%)       (0.50%)#      (0.79%)    (0.84%)      (0.15%)#
--------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                               54%         75%           67%#          54%        75%          67%#
--------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                         2.23%       2.46%         3.07%#        2.88%      2.98%        3.27%#
--------------------------------------------------------------------------------------------------------------------------------

                                                       International Small Cap Fund
--------------------------------------------------------------------------------------
                                                                Class C
                                                     -------------------------------
                                                      Year       Year       3/04/96*
                                                      Ended      Ended         to
                                                     10/31/98   10/31/97    10/31/96
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $13.71     $13.37      $12.50
------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                      (0.12)     (0.11)      (0.01)
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                   0.07       0.45        0.88
                                                     -------------------------------
          Total from investment operations             (0.05)      0.34        0.87
------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $13.66     $13.71      $13.37
------------------------------------------------------------------------------------

Total Return                                           (0.36%)     2.54%       6.96%+
====================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------
     Net assets, end of period (000's)                $6,195     $7,025      $5,517
------------------------------------------------------------------------------------
     Ratio of total expenses to average net
        assets                                          2.55%      2.55%       2.55%#
------------------------------------------------------------------------------------
     Ratio of net investment income to
        average net assets                             (0.78%)    (0.84%)     (0.15%)#
------------------------------------------------------------------------------------
     Portfolio turnover rate                              54%        75%        67%#
------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                        2.88%      2.96%       3.25%#
------------------------------------------------------------------------------------

================================================================================

                                       International Equity Fund (Formerly International Growth & Income Fund)
--------------------------------------------------------------------------------------------------------------
                                                                              Class A
                                                        ------------------------------------------------------
                                                         Year           Year         Year            1/09/95*
                                                         Ended          Ended        Ended              to
                                                        10/31/98       10/31/97     10/31/96**       10/31/95
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.81         $11.35         $10.11         $10.00
--------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                          0.03           0.06           0.09           0.06
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                      0.02           0.35           1.33           0.08
                                                        ------------------------------------------------------
          Total from investment operations                 0.05           0.41           1.42           0.14
                                                        ------------------------------------------------------
Distributions
     Dividends from net investment income                 (0.13)         (0.19)         (0.08)         (0.03)
     Distributions from realized capital gains            (0.90)         (0.76)         (0.10)            --
                                                        ------------------------------------------------------
          Total distributions                             (1.03)         (0.95)         (0.18)         (0.03)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $9.83         $10.81         $11.35         $10.11
--------------------------------------------------------------------------------------------------------------
Total Return                                               0.67%          3.55%         14.25%          1.37%+
==============================================================================================================

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                   $3,769         $4,461         $4,732         $6,897
--------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets         1.75%          1.75%          1.75%          1.75%#
--------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to average
        net assets                                         0.44%          0.97%          0.84%          0.70%#
--------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                173%           146%           170%            69%#
--------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                           1.87%          1.96%          1.97%          2.18%#
--------------------------------------------------------------------------------------------------------------

                                     International Equity Fund (Formerly International Growth & Income Fund)
------------------------------------------------------------------------------------------------------------
                                                                             Class B
                                                        ----------------------------------------------------
                                                         Year         Year           Year            1/09/95*
                                                         Ended        Ended          Ended              to
                                                        10/31/98     10/31/97**     10/31/96**       10/31/95
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.75         $11.30         $10.10         $10.00
------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                         (0.02)          0.03           0.06           0.01
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                      0.00           0.31           1.30           0.12
                                                        ----------------------------------------------------
          Total from investment operations                (0.02)          0.34           1.36           0.13
                                                        ----------------------------------------------------
Distributions
     Dividends from net investment income                 (0.06)         (0.13)         (0.05)         (0.03)
     Distributions from realized capital gains            (0.90)         (0.76)         (0.11)            --
                                                        ----------------------------------------------------
          Total distributions                             (0.96)         (0.89)         (0.16)         (0.03)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $9.77         $10.75         $11.30         $10.10
------------------------------------------------------------------------------------------------------------
Total Return                                              (0.03%)         2.92%         13.58%          1.28%+
============================================================================================================

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                  $14,030        $16,334        $15,217         $8,421
------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets         2.40%          2.40%          2.40%          2.40%#
------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to average
        net assets                                        (0.18%)         0.32%          0.57%          0.15%#
------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                173%           146%           170%            69%#
------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                           2.52%          2.54%          2.60%          2.93%#
------------------------------------------------------------------------------------------------------------

    *  Commencement of Operations
    ** Net investment income per share has been calculated using the average share method
    #  Annualized
    +  Non-annualized

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                  International Equity Fund (Formerly International Growth & Income Fund)
--------------------------------------------------------------------------------------------------------
                                                                           Class C
                                                       -------------------------------------------------
                                                        Year          Year          Year         1/09/95*
                                                        Ended         Ended         Ended           to
                                                       10/31/98     10/31/97**    10/31/96**     10/31/95
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.76        $11.31        $10.10        $10.00
--------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                        (0.02)         0.03          0.06          0.01
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                    (0.01)         0.31          1.30          0.12
                                                       -------------------------------------------------
          Total from investment operations               (0.03)         0.34          1.36          0.13
                                                       -------------------------------------------------
Distributions
     Dividends from net investment income                (0.06)        (0.13)        (0.05)        (0.03)
     Distributions from realized capital gains           (0.90)        (0.76)        (0.10)           --
                                                       -------------------------------------------------
          Total distributions                            (0.96)        (0.89)        (0.15)        (0.03)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $9.77        $10.76        $11.31        $10.10
--------------------------------------------------------------------------------------------------------

Total Return                                             (0.13%)        2.91%        13.63%         1.28%+
========================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                  $7,960        $8,460        $9,076        $6,324
--------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets        2.40%         2.40%         2.40%         2.40%#
--------------------------------------------------------------------------------------------------------
     Ratio of net investment income to average
        net assets                                       (0.19%)        0.32%         0.51%         0.13%#
--------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                               173%          146%          170%           69%#
--------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                          2.52%         2.57%         2.60%         2.93%#
--------------------------------------------------------------------------------------------------------

================================================================================

                                                                                   Global Equity Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class A
                                                          --------------------------------------------------------------------
                                                            Year           Year           Year           Year         4/01/94*
                                                            Ended          Ended          Ended          Ended           to
                                                          10/31/98       10/31/97       10/31/96**     10/31/95       10/31/94
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $16.32         $14.50         $13.84         $14.82         $14.13
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.02           0.06          (0.04)            --          (0.01)
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                         1.34           3.45           0.91          (0.54)          0.70
                                                          --------------------------------------------------------------------
          Total from investment operations                    1.36           3.51           0.87          (0.54)          0.69
                                                          --------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.22)         (0.05)         (0.21)            --             --
     Distributions from realized capital gains               (1.03)         (1.64)            --          (0.44)            --
                                                          --------------------------------------------------------------------
          Total distributions                                (1.25)         (1.69)         (0.21)         (0.44)            --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $16.43         $16.32         $14.50         $13.84         $14.82
------------------------------------------------------------------------------------------------------------------------------

Total Return                                                  8.90%         26.10%          6.33%         (3.52%)         9.16%@
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $31,055        $30,960        $25,924        $23,894        $18,152
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            1.75%          1.75%          1.75%          1.75%          1.75%#
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            0.09%          0.33%         (0.30%)         0.03%         (0.12%)#
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                    20%            28%           165%            57%            54%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            1.75%          1.81%          1.83%          1.92%          1.97%#
------------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    +   Non-annualized
    ** Net investment income per share has been calculated using the average share method
    @ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                   Global Equity Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class B
                                                          --------------------------------------------------------------------
                                                            Year           Year           Year           Year         4/01/94*
                                                            Ended          Ended          Ended          Ended           to
                                                          10/31/98       10/31/97**     10/31/96**     10/31/95**     10/31/94
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $16.14         $14.36         $13.73         $14.79         $14.13
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                            (0.11)         (0.05)         (0.14)         (0.09)         (0.03)
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                         1.35           3.47           0.91          (0.53)          0.69
                                                          --------------------------------------------------------------------
          Total from investment operations                    1.24           3.42           0.77          (0.62)          0.66
                                                          --------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.11)            --          (0.14)            --             --
     Distributions from realized capital gains               (1.03)         (1.64)            --          (0.44)            --
                                                          --------------------------------------------------------------------
          Total distributions                                (1.14)         (1.64)         (0.14)         (0.44)            --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $16.24         $16.14         $14.36         $13.73         $14.79
------------------------------------------------------------------------------------------------------------------------------

Total Return                                                  8.17%         25.63%          5.64%         (4.09%)         8.94%@
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $30,287        $31,833        $25,661        $23,317        $13,903
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            2.40%          2.40%          2.40%          2.40%          2.40%#
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                           (0.55%)        (0.32%)        (0.95%)        (0.61%)        (0.77%)#
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                    20%            28%           165%            57%            54%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement by
        adviser                                               2.40%          2.47%          2.48%          2.58%          2.71%#
------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                              Global Equity Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                                   Class C
                                                      -------------------------------------------------------------------
                                                                             Year Ended October 31,
                                                      -------------------------------------------------------------------
                                                         1998         1997**         1996**         1995**          1994
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $16.19        $14.41         $13.73         $14.79         $13.74
-------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                        (0.10)        (0.05)         (0.14)         (0.09)         (0.10)
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                     1.35          3.47           0.92          (0.53)          1.15
                                                      -------------------------------------------------------------------
          Total from investment operations                1.25          3.42           0.78          (0.62)          1.05
                                                      -------------------------------------------------------------------
Distributions
     Dividends from net investment income                (0.11)           --          (0.10)            --             --
     Distributions from realized capital gains           (1.03)        (1.64)            --          (0.44)            --
     Distributions from capital                             --            --             --             --             --
                                                      -------------------------------------------------------------------
          Total distributions                            (1.14)        (1.64)         (0.10)         (0.44)            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $16.30        $16.19         $14.41         $13.73         $14.79
-------------------------------------------------------------------------------------------------------------------------

Total Return                                              8.21%        25.54%          5.70%         (4.09%)         8.94%
=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                 $57,774       $61,245        $64,830        $83,340       $101,443
-------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets        2.40%         2.40%          2.40%          2.40%          2.40%
-------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to average
        net assets                                       (0.56%)       (0.32%)        (0.95%)        (0.64%)        (0.91%)
-------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                20%           28%           165%            57%            54%
-------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                          2.40%         2.46%          2.48%          2.53%          2.52%
-------------------------------------------------------------------------------------------------------------------------

     *  Commencement of Operations
     #  Annualized
    ** Net investment income per share has been calculated using the average share method
     @ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                           Emerging Growth Fund                   Tax-Sensitive Equity Fund
--------------------------------------------------------------------------------------      --------------------------------------
                                                           01/06/98* to 10/31/98                     01/06/98* to 10/31/98
--------------------------------------------------------------------------------------      --------------------------------------
                                                      Class A      Class B     Class C         Class A       Class B        Class C
--------------------------------------------------------------------------------------      --------------------------------------
Net Asset Value, Beginning of Period                  $10.00       $10.00       $10.00         $10.00        $10.00         $10.00
--------------------------------------------------------------------------------------      --------------------------------------
Investment Operations:
     Net investment income/(loss)                      (0.08)       (0.12)**     (0.12)**       (0.01)        (0.04)         (0.03)
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                  (1.04)       (1.05)       (1.04)         (0.92)        (0.92)         (0.93)
                                                     ---------------------------------      --------------------------------------
          Total from investment operations             (1.12)       (1.17)       (1.16)         (0.93)        (0.96)         (0.96)
--------------------------------------------------------------------------------------      --------------------------------------
Net Asset Value, End of Period                         $8.88        $8.83        $8.84          $9.07         $9.04          $9.04
--------------------------------------------------------------------------------------      --------------------------------------

Total Return                                          (11.20%)+    (11.70%)+    (11.60%)+       (9.30%)+      (9.60%)+       (9.60%)
======================================================================================      ======================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------      --------------------------------------
     Net assets, end of period (000's)                  $146         $263         $238         $4,149        $2,900         $3,286
--------------------------------------------------------------------------------------      --------------------------------------
     Ratio of total expenses to average net assets      1.70%#       2.35%#       2.35%#         1.60%#        2.25%#         2.25%
--------------------------------------------------------------------------------------      --------------------------------------
     Ratio of net investment income to average
        net assets                                     (1.00%)#     (1.76%)#     (1.67%)#       (0.40%)#      (1.80%)#       (1.84%)
--------------------------------------------------------------------------------------      --------------------------------------
     Portfolio turnover rate                              52%+         52%+         52%+           38%+          38%+           38%
--------------------------------------------------------------------------------------      --------------------------------------
     Expense ratio before expense
        reimbursement by adviser                       15.48%#      16.48%#      15.78%#         2.51%#        3.24%#         3.16%
--------------------------------------------------------------------------------------      --------------------------------------

================================================================================

                                                                                                      Small/Mid Cap Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                    Class A                                 Class B
                                                     -------------------------------------     -----------------------------------
                                                      Year           Year         3/04/96*      Year         Year         3/04/96*
                                                      Ended          Ended           to         Ended        Ended           to
                                                     10/31/98       10/31/97      10/31/96     10/31/98    10/31/97**     10/31/96
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $15.51         $12.62        $12.50       $15.33        $12.58       $12.50
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                      (0.15)         (0.14)        (0.02)       (0.25)        (0.23)       (0.05)
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                   0.97           3.03          0.14         0.93          2.98         0.13
                                                     -----------------------------------------------------------------------------
          Total from investment operations              0.82           2.89          0.12         0.68          2.75         0.08
Distributions
     Distributions from capital gains                  (0.24)            --            --        (0.24)           --           --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $16.09         $15.51        $12.62       $15.77        $15.33       $12.58
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                            5.51%         22.90%         0.96%+       4.65%        21.86%        0.64%+
==================================================================================================================================
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                $4,814         $4,170        $2,966      $13,972       $11,802       $6,659
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net
        assets                                         1.675%         1.675%        1.675%#      2.325%        2.325%       2.325%#
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to
       average net assets                              (0.90%)        (1.02%)       (0.40%)#     (1.55%)       (1.67%)      (1.05%)#
----------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                             162%           145%           92%#        162%          145%          92%#
----------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement and fee waiver by adviser         1.93%          2.24%         2.69%#       2.58%         2.79%        3.05%#
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                                       Class C
                                                     ---------------------------------------
                                                      Year           Year           3/04/96*
                                                      Ended          Ended             to
                                                     10/31/98      10/31/97**       10/31/96
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $15.35          $12.59          $12.50
--------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                      (0.25)          (0.23)          (0.05)
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                   0.93            2.99            0.14
                                                     ---------------------------------------
          Total from investment operations              0.68            2.76            0.09
Distributions
     Distributions from capital gains                  (0.24)             --              --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $15.79          $15.35          $12.59
--------------------------------------------------------------------------------------------

Total Return                                            4.64%          21.92%           0.72%+
============================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
     Net assets, end of period (000's)               $16,221         $13,471          $8,241
--------------------------------------------------------------------------------------------
     Ratio of total expenses to average net
        assets                                         2.325%          2.325%          2.325%#
--------------------------------------------------------------------------------------------
     Ratio of net investment income to
       average net assets                              (1.55%)         (1.67%)         (1.05%)#
--------------------------------------------------------------------------------------------
     Portfolio turnover rate                             162%            145%             92%#
--------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement and fee waiver by adviser         2.58%           2.78%           3.04%#
--------------------------------------------------------------------------------------------

    *  Commencement of Operations
    ** Net investment income per share has been calculated using the average shares method
    +  Non-annualized
    #  Annualized

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                                        Growth Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                   Class A                                    Class B
                                                     -----------------------------------------------------------------------------
                                                      Year          Year         3/04/96*        Year          Year       3/04/96*
                                                      Ended         Ended           to           Ended         Ended         to
                                                     10/31/98      10/31/97      10/31/96       10/31/98      10/31/97    10/31/96
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $17.01        $13.78        $12.50         $16.90        $13.73       $12.50
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                      (0.07)        (0.03)         0.28          (0.18)        (0.13)        0.24
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                   2.22          3.45          1.00           2.17          3.46         0.99
                                                     -----------------------------------------------------------------------------
          Total from investment operations              2.15          3.42          1.28           1.99          3.33         1.23
                                                     -----------------------------------------------------------------------------
Distributions
     Dividends from net investment income                 --         (0.19)           --             --         (0.16)          --
     Distributions from realized capital gains         (1.43)           --            --          (1.43)           --           --
                                                     -----------------------------------------------------------------------------
                                                       (1.43)        (0.19)                       (1.43)        (0.16)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $17.73        $17.01        $13.78         $17.46        $16.90       $13.73
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                           13.85%        25.13%        10.24%+        12.93%        24.50%        9.84%+
==================================================================================================================================
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                $3,919        $3,053        $2,244        $11,659        $9,040       $4,748
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
        net assets                                      1.65%         1.65%         1.65%          2.30%         2.30%        2.30%#
----------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to
        average net assets                             (0.43%)       (0.17%)        4.11%#        (1.07%)       (0.82%)       4.18%#
----------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                             115%          181%          450%#          115%          181%         450%#
----------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                        1.91%         2.28%         2.71%#         2.56%         2.78%        3.06%#
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                                                    Class C
                                                     -------------------------------------
                                                      Year           Year         3/04/96*
                                                      Ended          Ended           to
                                                     10/31/98       10/31/97      10/31/96
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $16.89         $13.73         $12.50
------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                      (0.20)         (0.13)          0.24
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                   2.18           3.46           0.99
                                                     -------------------------------------
          Total from investment operations              1.98           3.33           1.23
                                                     -------------------------------------
Distributions
     Dividends from net investment income                 --          (0.17)            --
     Distributions from realized capital gains         (1.43)            --             --
                                                     -------------------------------------
                                                       (1.43)         (0.17)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $17.44         $16.89         $13.73
------------------------------------------------------------------------------------------

Total Return                                           12.87%         24.50%          9.84%+
==========================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
     Net assets, end of period (000's)               $12,965        $12,766         $6,494
------------------------------------------------------------------------------------------
     Ratio of total expenses to average
        net assets                                      2.30%          2.30%          2.30%#
------------------------------------------------------------------------------------------
     Ratio of net investment income to
        average net assets                             (1.06%)        (0.82%)         4.13%#
------------------------------------------------------------------------------------------
     Portfolio turnover rate                             115%           181%           450%#
------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                        2.56%          2.75%          2.96%#
------------------------------------------------------------------------------------------

================================================================================

                                                                                  Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class A
                                                           -------------------------------------------------------------------
                                                            Year           Year           Year           Year         4/01/94*
                                                            Ended          Ended          Ended          Ended           to
                                                           10/31/98       10/31/97       10/31/96      10/31/95**     10/31/94
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $21.77         $17.56         $14.72         $13.09         $12.29
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.08           0.14           0.18           0.26           0.12
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                         4.14           5.26           2.99           1.90           0.76
                                                           -------------------------------------------------------------------
          Total from investment operations                    4.22           5.40           3.17           2.16           0.88
                                                           -------------------------------------------------------------------
Distributions
     Dividends from net investment income                       --          (0.15)         (0.21)         (0.23)         (0.08)
     Distributions from realized capital gains               (1.70)         (1.04)         (0.12)         (0.30)            --
     Distributions in excess of net investment income        (0.03)            --             --             --             --
                                                           -------------------------------------------------------------------
          Total distributions                                (1.73)         (1.19)         (0.33)         (0.53)         (0.08)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $24.26         $21.77         $17.56         $14.72         $13.09
------------------------------------------------------------------------------------------------------------------------------

Total Return                                                 20.82%         31.95%         21.84%         17.28%          5.06%@
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $42,916        $34,186        $18,272        $12,180         $8,134
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            1.34%          1.34%          1.34%          1.34%          1.34%#
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            0.34%          0.66%          1.10%          1.91%          1.72%#
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                    18%            39%            49%            40%            45%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            1.45%          1.50%          1.56%          1.69%          2.08%#
------------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    +   Non-annualized
    ** Net investment income per share has been calculated using the average share method
    @ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                  Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class B
                                                           -------------------------------------------------------------------
                                                            Year           Year           Year           Year         4/01/94*
                                                            Ended          Ended          Ended          Ended           to
                                                           10/31/98       10/31/97      10/31/96**     10/31/95**     10/31/94
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $21.67         $17.50         $14.69         $13.08         $12.29
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                            (0.07)          0.01           0.07           0.16           0.10
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                         4.11           5.23           2.99           1.94           0.77
                                                           -------------------------------------------------------------------
          Total from investment operations                    4.04           5.24           3.06           2.10           0.87
                                                           -------------------------------------------------------------------
Distributions
     Dividends from net investment income                       --          (0.03)         (0.13)         (0.19)         (0.08)
     Distributions from realized capital gains               (1.70)         (1.04)         (0.12)         (0.30)            --
                                                           -------------------------------------------------------------------
          Total distributions                                (1.70)         (1.07)         (0.25)         (0.49)         (0.08)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $24.01         $21.67         $17.50         $14.69         $13.08
------------------------------------------------------------------------------------------------------------------------------

Total Return                                                 20.04%         31.40%         21.08%         16.73%          4.98%@
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $75,574        $54,871        $34,740        $19,052         $3,885
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            1.99%          1.99%          1.99%          1.99%          1.99%#
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                           (0.32%)         0.01%          0.45%          1.14%          1.07%#
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                    18%            39%            49%            40%            45%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            2.10%          2.15%          2.20%          2.33%          3.12%#
------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                                Growth and Income Fund
----------------------------------------------------------------------------------------------------------------------------
                                                                                       Class C
                                                         -------------------------------------------------------------------
                                                                                 Year Ended October 31,
                                                         -------------------------------------------------------------------
                                                          1998            1997           1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $21.75          $17.56         $14.71         $13.08         $12.71
----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                         (0.07)           0.01           0.07           0.18           0.15
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                      4.12            5.25           3.00           1.90           0.46
                                                         -------------------------------------------------------------------
          Total from investment operations                 4.05            5.26           3.07           2.08           0.61
                                                         -------------------------------------------------------------------
Distributions
     Dividends from net investment income                    --           (0.03)         (0.10)         (0.15)         (0.13)
     Distributions from realized capital gains            (1.70)          (1.04)         (0.12)         (0.30)         (0.11)
                                                         -------------------------------------------------------------------
          Total distributions                             (1.70)          (1.07)         (0.22)         (0.45)         (0.24)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $24.10          $21.75         $17.56         $14.71         $13.08
----------------------------------------------------------------------------------------------------------------------------

Total Return                                              20.00%          31.37%         21.12%         16.56%          4.85%
============================================================================================================================
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                 $122,395         $98,250        $74,825        $63,154        $46,078
----------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets         1.99%           1.99%          1.99%          1.99%          1.99%
----------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to average
        net assets                                        (0.31%)          0.01%          0.45%          1.26%          1.11%
----------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                 18%             39%            49%            40%            45%
----------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                           2.10%           2.13%          2.20%          2.26%          2.38%
----------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    ** Net investment income per share has been calculated using the average share method
    @ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                    Equity--Income Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                                                         Class A
                                                           --------------------------------------------------------------------
                                                            Year            Year           Year           Year         4/01/94*
                                                            Ended           Ended          Ended          Ended           to
                                                           10/31/98        10/31/97       10/31/96      10/31/95**     10/31/94
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $17.44          $17.37         $15.94         $14.78         $14.59
-------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.29            0.33           0.16           0.12           0.02
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                         1.46            3.59           2.69           1.83           0.17
                                                           --------------------------------------------------------------------
          Total from investment operations                    1.75            3.92           2.85           1.95           0.19
                                                           --------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.33)          (0.18)         (0.14)            --             --
     Distributions from realized capital gains               (1.22)          (3.67)         (1.28)         (0.79)            --
          Total distributions                                (1.55)          (3.85)         (1.42)         (0.79)            --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $17.64          $17.44         $17.37         $15.94         $14.78
-------------------------------------------------------------------------------------------------------------------------------

Total Return                                                 10.55%          27.24%         19.23%         14.22%          4.82%@
===============================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $36,661         $36,334        $28,470        $22,026        $16,326
-------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets           1.415%           1.34%          1.34%          1.34%          1.34%#
-------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            1.57%           2.01%          0.98%          0.79%          0.13%#
-------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                    22%             36%           169%            54%            39%
-------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            1.51%           1.55%          1.55%          1.62%          1.79%#
-------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                                    Equity--Income Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                                                         Class B
                                                           --------------------------------------------------------------------
                                                            Year            Year           Year           Year         4/01/94*
                                                            Ended           Ended          Ended          Ended           to
                                                           10/31/98        10/31/97       10/31/96      10/31/95**     10/31/94
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $17.24          $17.22         $15.84         $14.77         $14.59
-------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.16            0.23           0.06           0.02          (0.02)
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                         1.46            3.54           2.69           1.84           0.20
                                                           --------------------------------------------------------------------
          Total from investment operations                    1.62            3.77           2.75           1.86           0.18
                                                           --------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.21)          (0.08)         (0.09)            --             --
     Distributions from realized capital gains               (1.22)          (3.67)         (1.28)         (0.79)            --
                                                           --------------------------------------------------------------------
          Total distributions                                (1.43)          (3.75)         (1.37)         (0.79)            --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $17.43          $17.24         $17.22         $15.84         $14.77
-------------------------------------------------------------------------------------------------------------------------------

Total Return                                                  9.81%          26.29%         18.59%         13.58%          4.75%@
===============================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $38,954         $36,191        $27,058        $19,874         $5,054
-------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets           2.065%           1.99%          1.99%          1.99%          1.99%#
-------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            0.93%           1.36%          0.33%          0.13%         (0.52%)#
-------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                    22%             36%           169%            54%            39%
-------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            2.16%           2.21%          2.20%          2.32%          2.82%#
-------------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    ** Net investment income per share has been calculated using the average share method
    @ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                 Equity--Income Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                                                       Class C
                                                         --------------------------------------------------------------------
                                                                                Year Ended October 31,
                                                         --------------------------------------------------------------------
                                                          1998            1997           1996           1995**          1994
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $17.33          $17.27         $15.84         $14.77          $14.21
-----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                          0.17            0.23           0.06           0.02           (0.07)
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                      1.46            3.56           2.69           1.84            0.74
                                                         --------------------------------------------------------------------
          Total from investment operations                 1.63            3.79           2.75           1.86            0.67
                                                         --------------------------------------------------------------------
Distributions
     Dividends from net investment income                 (0.21)          (0.06)         (0.04)            --           (0.03)
     Distributions from realized capital gains            (1.22)          (3.67)         (1.28)         (0.79)          (0.08)
     Distributions from capital                              --              --             --             --              --
                                                         --------------------------------------------------------------------
          Total distributions                             (1.43)          (3.73)         (1.32)         (0.79)          (0.11)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $17.53          $17.33         $17.27         $15.84          $14.77
-----------------------------------------------------------------------------------------------------------------------------

Total Return                                               9.83%          26.33%         18.53%         13.58%           4.75%
=============================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                  $95,986         $94,649        $83,855        $83,719         $71,219
-----------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets        2.065%           1.99%          1.99%          1.99%           1.99%
-----------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to average
        net assets                                         0.93%           1.36%          0.33%          0.15%          (0.49%)
-----------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                 22%             36%           169%            54%             39%
-----------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                           2.10%           2.19%          2.20%          2.23%           2.29%
-----------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                                      Balanced Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                         Class A
                                                           -------------------------------------------------------------------
                                                            Year           Year           Year           Year         4/01/94*
                                                            Ended          Ended          Ended          Ended           to
                                                           10/31/98       10/31/97      10/31/96**     10/31/95**     10/31/94
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $12.58         $12.33         $12.02         $11.13         $11.06
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.25           0.34           0.39           0.38           0.17
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                         1.04           1.52           1.07           1.35          (0.10)
                                                           -------------------------------------------------------------------
          Total from investment operations                    1.29           1.86           1.46           1.73           0.07
                                                           -------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.32)         (0.45)         (0.40)         (0.32)            --
     Distributions from realized capital gains               (2.07)         (1.16)         (0.75)         (0.52)            --
                                                           -------------------------------------------------------------------
          Total distributions                                (2.39)         (1.61)         (1.15)         (0.84)            --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $11.48         $12.58         $12.33         $12.02         $11.13
------------------------------------------------------------------------------------------------------------------------------

Total Return                                                 12.42%         17.01%         13.10%         16.95%          0.76%@
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $14,415        $12,294        $10,873        $10,033         $7,830
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            1.39%          1.34%          1.34%          1.34%          1.34%#
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            2.11%          2.74%          3.32%          3.39%          2.72%#
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   185%           211%           253%           226%           246%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
       by adviser                                             1.53%          1.59%          1.55%          1.69%          1.86%#
------------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    ** Net investment income per share has been calculated using the average share method
    @ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                      Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                                                         Class B
                                                           ------------------------------------------------------------------
                                                            Year           Year           Year           Year        4/01/94*
                                                            Ended          Ended          Ended          Ended          to
                                                           10/31/98      10/31/97**     10/31/96**     10/31/95**    10/31/94
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $12.49         $12.26         $11.98         $11.12        $11.06
-----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.18           0.25           0.31           0.30          0.12
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                         1.04           1.53           1.07           1.36         (0.06)
                                                           ------------------------------------------------------------------
          Total from investment operations                    1.22           1.78           1.38           1.66          0.06
                                                           ------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.24)         (0.39)         (0.35)         (0.28)           --
     Distributions from realized capital gains               (2.07)         (1.16)         (0.75)         (0.52)           --
                                                           ------------------------------------------------------------------
          Total distributions                                (2.31)         (1.55)         (1.10)         (0.80)           --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $11.40         $12.49         $12.26         $11.98        $11.12
-----------------------------------------------------------------------------------------------------------------------------

Total Return                                                 11.71%         16.27%         12.35%         16.31%         0.67%@
=============================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $18,929        $17,140        $16,219         $9,875        $4,760
-----------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            2.04%          1.99%          1.99%          1.99%         1.99%#
-----------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            1.46%          2.09%          2.67%          2.69%         2.07%#
-----------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   185%           211%           253%           226%          246%
-----------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            2.18%          2.23%          2.20%          2.37%         2.73%#
-----------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                                     Balanced Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class C
                                                         ---------------------------------------------------------------------
                                                                                 Year Ended October 31,
                                                         ---------------------------------------------------------------------
                                                          1998          1997**          1996**          1995**           1994
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $12.62         $12.35          $12.02          $11.12          $11.52
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                          0.18           0.25            0.32            0.31            0.22
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                      1.05           1.54            1.07            1.35           (0.15)
                                                         ---------------------------------------------------------------------
          Total from investment operations                 1.23           1.79            1.39            1.66            0.07
                                                         ---------------------------------------------------------------------
Distributions
     Dividends from net investment income                 (0.24)         (0.36)          (0.31)          (0.24)          (0.18)
     Distributions from realized capital gains            (2.07)         (1.16)          (0.75)          (0.52)          (0.29)
     Distributions from capital                              --             --              --              --              --
                                                         ---------------------------------------------------------------------
          Total distributions                             (2.31)         (1.52)          (1.06)          (0.76)          (0.47)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $11.54         $12.62          $12.35          $12.02          $11.12
------------------------------------------------------------------------------------------------------------------------------

Total Return                                              11.68%         16.21%          12.41%          16.25%           0.67%
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                  $65,049        $68,261         $72,821         $80,626         $86,902
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets         2.04%          1.99%           1.99%           1.99%           1.99%
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to average
        net assets                                         1.47%          2.09%           2.67%           2.76%           1.93%
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                185%           211%            253%            226%            246%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                           2.18%          2.20%           2.20%           2.24%           2.22%
------------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    ** Net investment income per share has been calculated using the average share method
     @ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                  Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class A
                                                          --------------------------------------------------------------------
                                                           Year           Year           Year           Year          11/01/93*
                                                           Ended          Ended          Ended          Ended            to
                                                          10/31/98       10/31/97       10/31/96       10/31/95       10/31/94
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.76          $9.80          $9.07          $8.90         $10.00
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.67           0.70           0.80           0.78           0.65
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                        (0.63)          0.28           0.72           0.18          (1.10)
                                                          --------------------------------------------------------------------
          Total from investment operations                    0.04           0.98           1.52           0.96          (0.45)
                                                          --------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.67)         (0.84)         (0.79)         (0.79)         (0.65)
     Distributions from realized capital gains               (0.14)         (0.18)            --             --             --
                                                          --------------------------------------------------------------------
          Total distributions                                (0.81)         (1.02)         (0.79)         (0.79)         (0.65)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $8.99          $9.76          $9.80          $9.07          $8.90
------------------------------------------------------------------------------------------------------------------------------

Total Return                                                  0.22%         10.57%         17.35%         11.43%         (3.79%)
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $15,296        $15,924        $13,382        $10,041        $15,507
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            1.50%          1.50%          1.50%          1.07%          0.41%
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            7.02%          7.25%          8.28%          9.08%          8.26%
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   162%           193%            68%           180%           136%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            1.56%          1.61%          1.65%          1.69%           .96%
------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                                 Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class B
                                                          --------------------------------------------------------------------
                                                           Year           Year           Year           Year          4/01/94*
                                                           Ended          Ended          Ended          Ended            to
                                                          10/31/98       10/31/97       10/31/96       10/31/95       10/31/94
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.76          $9.80          $9.07          $8.90          $9.31
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.61           0.64           0.73           0.73           0.38
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                        (0.63)          0.28           0.73           0.17          (0.41)
                                                          --------------------------------------------------------------------
          Total from investment operations                   (0.02)          0.92           1.46           0.90          (0.03)
                                                          --------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.61)         (0.78)         (0.73)         (0.73)         (0.38)
     Distributions from realized capital gains               (0.14)         (0.18)            --             --             --
                                                          --------------------------------------------------------------------
          Total distributions                                (0.75)         (0.96)         (0.73)         (0.73)         (0.38)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $8.99          $9.76          $9.80          $9.07          $8.90
------------------------------------------------------------------------------------------------------------------------------

Total Return                                                 (0.43%)         9.86%         16.59%         10.72%         (4.18%)@
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $29,210        $34,590        $30,890        $20,672         $5,440
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            2.15%          2.15%          2.15%          1.95%          1.00%#
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            6.39%          6.60%          7.63%          8.10%          8.59%#
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   162%           193%            68%           180%           136%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            2.21%          2.23%          2.27%          2.38%          2.04%#
------------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    @ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                 Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class C
                                                          --------------------------------------------------------------------
                                                           Year           Year           Year           Year          11/01/94*
                                                           Ended          Ended          Ended          Ended            to
                                                          10/31/98       10/31/97       10/31/96       10/31/95       10/31/94
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.76          $9.80          $9.07          $8.90          $9.31
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.61           0.64           0.73           0.73           0.38
     Net realized and unrealized gain/(loss) on
     investments and foreign currency                        (0.63)          0.28           0.73           0.17          (0.41)
                                                          --------------------------------------------------------------------
          Total from investment operations                   (0.02)          0.92           1.46           0.90          (0.03)
                                                          --------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.61)         (0.78)         (0.73)         (0.73)         (0.38)
     Distributions from realized capital gains               (0.14)         (0.18)            --             --             --
                                                          --------------------------------------------------------------------
          Total distributions                                (0.75)         (0.96)         (0.73)         (0.73)         (0.38)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $8.99          $9.76          $9.80          $9.07          $8.90
------------------------------------------------------------------------------------------------------------------------------

Total Return                                                 (0.43%)         9.86%         16.59%         10.72%         (4.20%)@
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $33,537        $32,683        $22,783        $14,273         $8,439
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            2.15%          2.15%          2.15%          1.95%          1.00%#
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            6.37%          6.60%          7.63%          8.25%          8.59%#
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   162%           193%            68%           180%           136%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            2.21%          2.24%          2.28%          2.37%          1.96%#
------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                        Investment Quality Bond Fund
------------------------------------------------------------------------------------------------------------------------
                                                                                    Class A
                                                         ---------------------------------------------------------------
                                                                            Year Ended October 31,
                                                         ---------------------------------------------------------------
                                                          1998          1997          1996          1995           1994
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.52        $10.34        $10.56         $9.74         $11.16
------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                          0.68          0.67          0.66          0.68           0.60
     Net realized and unrealized gain/(loss)on
     investments                                           0.10          0.18         (0.20)         0.82          (1.37)
                                                         ---------------------------------------------------------------
          Total from investment operations                 0.78          0.85          0.46          1.50          (0.77)
                                                         ---------------------------------------------------------------
Distributions
     Dividends from net investment income                 (0.67)        (0.67)        (0.68)        (0.68)         (0.56)
     Distributions from realized capital gains               --            --            --            --          (0.09)
     Distributions from capital                              --            --            --            --             --
                                                         ---------------------------------------------------------------
          Total distributions                             (0.67)        (0.67)        (0.68)        (0.68)         (0.65)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $10.63        $10.52        $10.34        $10.56          $9.74
------------------------------------------------------------------------------------------------------------------------

Total Return                                               7.63%         8.57%         4.52%        15.91%         (7.08%)
========================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                   $6,730        $7,110        $9,056       $10,345        $11,150
------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets         1.25%         1.25%         1.25%         1.25%          1.25%
------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to average
        net assets                                         6.45%         6.54%         6.37%         6.72%          5.86%
------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                 48%           65%           56%          132%           186%
------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                           1.54%         1.62%         1.55%         1.73%          1.74%
------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    @ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                           Investment Quality Bond Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                                     Class B
                                                         ----------------------------------------------------------------
                                                          Year          Year          Year          Year         4/01/94*
                                                          Ended         Ended         Ended         Ended           to
                                                         10/31/98      10/31/97      10/31/96      10/31/95      10/31/94
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.52        $10.33        $10.55         $9.74        $10.21
-------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                            0.61          0.60          0.60          0.61          0.33
     Net realized and unrealized gain/(loss)on
     investments                                             0.10          0.20         (0.20)         0.82         (0.51)
                                                         ----------------------------------------------------------------
          Total from investment operations                   0.71          0.80          0.40          1.43         (0.18)
                                                         ----------------------------------------------------------------
Distributions
     Dividends from net investment income                   (0.61)        (0.61)        (0.62)        (0.62)        (0.29)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.62        $10.52        $10.33        $10.55         $9.74
-------------------------------------------------------------------------------------------------------------------------

Total Return                                                 6.93%         8.05%         3.92%        15.12%        (7.34%)@
=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $4,845        $4,613        $4,678        $3,472          $489
-------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets           1.90%         1.90%         1.90%         1.90%         1.90%#
-------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                           5.81%         5.89%         5.72%         5.95%         5.70%#
-------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   48%           65%           56%          132%          186%
-------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                           2.20%         2.33%         2.27%         2.69%         4.88%#
-------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                            Investment Quality Bond Fund
--------------------------------------------------------------------------------------------------------------------------
                                                                                      Class C
                                                          ----------------------------------------------------------------
                                                           Year          Year          Year          Year         4/01/94*
                                                           Ended         Ended         Ended         Ended           to
                                                          10/31/98      10/31/97      10/31/96      10/31/95      10/31/94
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $10.52        $10.33        $10.55         $9.74        $10.21
--------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.61          0.60          0.60          0.61          0.33
     Net realized and unrealized gain/(loss)on
     investments                                              0.10          0.20         (0.20)         0.82         (0.51)
                                                           ---------------------------------------------------------------
          Total from investment operations                    0.71          0.80          0.40          1.43         (0.18)
                                                           ---------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.61)        (0.61)        (0.62)        (0.62)        (0.29)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.62        $10.52        $10.33        $10.55         $9.74
--------------------------------------------------------------------------------------------------------------------------

Total Return                                                  6.93%         8.05%         3.92%        15.12%        (7.34%)@
==========================================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                      $5,532        $6,109        $7,543        $7,206        $2,406
--------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            1.90%         1.90%         1.90%         1.90%         1.90%#
--------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            5.81%         5.89%         5.72%         6.00%         5.70%#
--------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                    48%           65%           56%          132%          186%
--------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            2.20%         2.29%         2.22%         2.50%         3.05%#
--------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    +   Non-annualized
    @ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                            National Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                                       Class A
                                                           --------------------------------------------------------------
                                                                               Year Ended October 31,
                                                           --------------------------------------------------------------
                                                             1998          1997          1996          1995          1994
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.09         $9.73         $9.62         $8.82        $10.25
-------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                            0.47          0.48          0.48          0.51          0.51
     Net realized and unrealized gain/(loss)on
     investments                                             0.13          0.36          0.11          0.80         (1.43)
                                                           --------------------------------------------------------------
          Total from investment operations                   0.60          0.84          0.59          1.31         (0.92)
                                                           --------------------------------------------------------------
Distributions
     Dividends from net investment income                   (0.47)        (0.48)        (0.48)        (0.51)        (0.51)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.22        $10.09         $9.73         $9.62         $8.82
-------------------------------------------------------------------------------------------------------------------------

Total Return                                                 6.04%         8.85%         6.31%        15.26%        (9.24%)
=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $5,820        $6,347        $7,710        $7,618        $7,663
-------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets           1.00%         0.99%         0.99%         0.80%         0.57%
-------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                           4.60%         4.87%         4.99%         5.55%         5.28%
-------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   43%           29%           49%           44%            6%
-------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
       by adviser                                            1.23%         1.23%         1.25%         1.34%         1.26%
-------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                            National Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                                     Class B
                                                         ----------------------------------------------------------------
                                                          Year          Year          Year          Year         4/01/94*
                                                          Ended         Ended         Ended         Ended           to
                                                         10/31/98      10/31/97      10/31/96      10/31/95      10/31/94
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.09         $9.73         $9.62         $8.81         $9.30
-------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                            0.38          0.40          0.40          0.43          0.25
     Net realized and unrealized gain/(loss)on
     investments                                             0.13          0.36          0.11          0.81         (0.49)
                                                         ----------------------------------------------------------------
          Total from investment operations                   0.51          0.76          0.51          1.24         (0.24)
                                                         ----------------------------------------------------------------
Distributions
     Dividends from net investment income                   (0.38)        (0.40)        (0.40)        (0.43)        (0.25)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.22        $10.09         $9.73         $9.62         $8.81
-------------------------------------------------------------------------------------------------------------------------

Total Return                                                 5.15%         7.94%         5.41%        14.42%        (9.71%)@
=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $5,273        $6,532        $6,130        $5,876        $2,036
-------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets           1.85%         1.84%         1.84%         1.70%         1.24%#
-------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                           3.75%         4.02%         4.14%         4.59%         4.62%#
-------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   43%           29%           49%           44%          6%#
-------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                           2.08%         2.15%         2.11%         2.41%         2.81%#
-------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    @ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                            National Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                                     Class C
                                                         ----------------------------------------------------------------
                                                          Year          Year          Year          Year         4/01/94*
                                                          Ended         Ended         Ended         Ended           to
                                                         10/31/98      10/31/97      10/31/96      10/31/95      10/31/94
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.09         $9.73         $9.62         $8.81         $9.30
-------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                            0.38          0.40          0.40          0.43          0.25
     Net realized and unrealized gain/(loss)on
     investments                                             0.13          0.36          0.11          0.81         (0.49)
                                                         ----------------------------------------------------------------
          Total from investment operations                   0.51          0.76          0.51          1.24         (0.24)
                                                         ----------------------------------------------------------------
Distributions
     Dividends from net investment income                   (0.38)        (0.40)        (0.40)        (0.43)        (0.25)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.22        $10.09         $9.73         $9.62         $8.81
-------------------------------------------------------------------------------------------------------------------------

Total Return                                                 5.15%         7.94%         5.41%        14.42%        (9.71%)@
=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $5,147        $5,305        $5,693        $6,834        $1,911
-------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets           1.85%         1.84%         1.84%         1.70%         1.24%#
-------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                           3.75%         4.02%         4.14%         4.53%         4.62%#
-------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   43%           29%           49%           44%            6%
-------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                           2.08%         2.15%         2.25%         2.63%         2.78%#
-------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                          U.S. Government Securities Fund
----------------------------------------------------------------------------------------------------------------------------
                                                                                       Class A
                                                         -------------------------------------------------------------------
                                                                                Year Ended October 31,
                                                         -------------------------------------------------------------------
                                                           1998           1997           1996**          1995           1994
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $9.94          $9.80          $9.98           $9.45         $10.35
----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                          0.56           0.59           0.56            0.63           0.53
     Net realized and unrealized gain/(loss)on
     investments                                           0.16           0.13          (0.12)           0.57          (0.74)
                                                         -------------------------------------------------------------------
          Total from investment operations                 0.72           0.72           0.44            1.20          (0.21)
                                                         -------------------------------------------------------------------
Distributions
     Dividends from net investment income                 (0.58)         (0.58)         (0.56)          (0.67)         (0.50)
     Dividends in excess of net investment income            --             --          (0.06)             --             --
     Distributions from realized capital gains               --             --             --              --          (0.19)
     Distributions from capital                              --             --             --              --             --
                                                         -------------------------------------------------------------------
          Total distributions                             (0.58)         (0.58)         (0.62)          (0.67)         (0.69)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $10.08          $9.94          $9.80           $9.98          $9.45
----------------------------------------------------------------------------------------------------------------------------

Total Return                                               7.41%          7.56%          4.64%          13.15%         (2.13%)
============================================================================================================================
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                  $49,624        $53,235        $72,774         $81,179       $100,622
----------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets         1.25%          1.25%          1.25%           1.25%          1.25%
----------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to average
        net assets                                         5.65%          6.20%          5.71%           6.54%          5.39%
----------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                116%           364%           477%            469%           279%
----------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                           1.40%          1.42%          1.41%           1.45%          1.47%
----------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    ** Net investment income per share has been calculated using the average share method
    @ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                            U.S. Government Securities Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                         Class B
                                                          --------------------------------------------------------------------
                                                           Year           Year            Year          Year          4/01/94*
                                                           Ended          Ended           Ended         Ended            to
                                                          10/31/98       10/31/97       10/31/96**     10/31/95       10/31/94
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.94          $9.80          $9.98          $9.45          $9.77
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.49           0.54           0.50           0.56           0.29
     Net realized and unrealized gain/(loss)on
     investments                                              0.15           0.11          (0.12)          0.58          (0.35)
                                                          --------------------------------------------------------------------
          Total from investment operations                    0.64           0.65           0.38           1.14          (0.06)
                                                          --------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.51)         (0.51)         (0.50)         (0.61)         (0.26)
     Distributions in excess of net investment income           --             --          (0.06)            --             --
                                                          --------------------------------------------------------------------
          Total distributions                                (0.51)         (0.51)         (0.56)         (0.61)         (0.26)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.07          $9.94          $9.80          $9.98          $9.45
------------------------------------------------------------------------------------------------------------------------------

Total Return                                                  6.60%          6.84%          3.97%         12.45%         (2.44%)@
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $17,850        $16,659        $19,444        $13,993         $2,746
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            1.90%          1.90%          1.90%          1.90%          1.90%#
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            4.99%          5.55%          5.06%          5.53%          5.06%#
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   116%           364%           477%           469%           279%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            2.05%          2.09%          2.06%          2.28%          3.40%#
------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                             U.S. Government Securities Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class C
                                                          --------------------------------------------------------------------
                                                           Year            Year          Year           Year          4/01/94*
                                                           Ended           Ended         Ended          Ended            to
                                                          10/31/98       10/31/97**     10/31/96       10/31/95       10/31/94
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.94          $9.80          $9.98          $9.45          $9.77
------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income/(loss)                             0.49           0.54           0.50           0.56           0.26
     Net realized and unrealized gain/(loss)on
       investments                                            0.15           0.11          (0.12)          0.58          (0.32)
                                                          --------------------------------------------------------------------
          Total from investment operations                    0.64           0.65           0.38           1.14          (0.06)
                                                          --------------------------------------------------------------------
Distributions
     Dividends from net investment income                    (0.51)         (0.51)         (0.50)         (0.61)         (0.26)
     Distributions in excess of net investment income           --             --          (0.06)            --             --
                                                          --------------------------------------------------------------------
          Total distributions                                (0.51)         (0.51)         (0.56)         (0.61)         (0.26)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.07          $9.94          $9.80          $9.98          $9.45
------------------------------------------------------------------------------------------------------------------------------

Total Return                                                  6.60%          6.84%          3.97%         12.45%         (2.44%)@
==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $12,708        $14,716        $20,009        $20,186        $10,766
------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets            1.90%          1.90%          1.90%          1.90%          1.90%#
------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                            5.00%          5.55%          5.06%          5.74%          5.06%#
------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                   116%           364%           477%           469%           279%
------------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement
        by adviser                                            2.05%          2.09%          2.06%          2.15%          2.44%#
------------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    #   Annualized
    ** Net investment income per share has been calculated using the average share method
     @ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                 Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
                                                                                       Class A
                                                        ------------------------------------------------------------------
                                                                               Year Ended October 31,
                                                        ------------------------------------------------------------------
                                                           1998           1997           1996          1995           1994
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $1.00          $1.00          $1.00         $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income                                 0.05           0.05           0.05          0.05           0.03
Distributions
     Dividends from net investment income                 (0.05)         (0.05)         (0.05)        (0.05)         (0.03)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $1.00          $1.00          $1.00         $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------

Total Return                                               5.18%          5.13%          5.16%         5.60%          3.48%
==========================================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                  $10,295        $11,057         $8,087       $11,379         $8,499
--------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets         0.50%          0.50%          0.50%         0.50%          0.50%
--------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to average
        net assets                                         5.06%          5.02%          5.02%         5.45%          3.40%
--------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense
        reimbursement by adviser                           0.92%          0.96%          0.95%         0.96%          0.95%
--------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                                Money Market Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                                     Class B
                                                        -----------------------------------------------------------------
                                                          Year          Year          Year          Year         4/01/94*
                                                          Ended         Ended         Ended         Ended           to
                                                         10/31/98      10/31/97      10/31/96      10/31/95      10/31/94
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $1.00         $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income                                   0.05          0.05          0.05          0.05          0.02
Distributions
     Dividends from net investment income                   (0.05)        (0.05)        (0.05)        (0.05)        (0.02)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $1.00         $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------

Total Return                                                 5.18%         5.13%         5.16%         5.60%         3.48%@
=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $5,919        $3,332        $3,062        $1,564          $312
-------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets           0.50%         0.50%         0.50%         0.50%         0.50%#
-------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                           5.02%         5.02%         5.02%         5.52%         3.96%#
-------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement by
        adviser                                              0.98%         1.05%         1.18%         1.41%         4.83%#
-------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    +   Non-annualized
    #   Annualized
    @ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                Money Market Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                                     Class C
                                                         ----------------------------------------------------------------
                                                          Year          Year          Year          Year         4/01/94*
                                                          Ended         Ended         Ended         Ended           to
                                                         10/31/98      10/31/97      10/31/96      10/31/95      10/31/94
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $1.00         $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------
Investment Operations:
     Net investment income                                   0.05          0.05          0.05          0.05          0.02
Distributions
     Dividends from net investment income                   (0.05)        (0.05)        (0.05)        (0.05)        (0.02)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $1.00         $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------

Total Return                                                 5.18%         5.13%         5.16%         5.60%         3.48%@
=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000's)                     $8,237        $7,539        $9,840        $9,394       $12,170
-------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets           0.50%         0.50%         0.50%         0.50%         0.50%#
-------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss) to average
        net assets                                           5.05%         5.01%         5.02%         5.46%         3.96%#
-------------------------------------------------------------------------------------------------------------------------
     Expense ratio before expense reimbursement by
        adviser                                              0.94%         1.00%         0.98%         0.95%         1.18%#
-------------------------------------------------------------------------------------------------------------------------

    *   Commencement of Operations
    +   Non-annualized
    #   Annualized
    @ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

================================================================================

[LOGO]

North American Funds
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Boston, Massachusetts 02210
(800) 872-8037

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For Additional Information
More information about the Funds, including the SAI, is available to you free of charge.
To request additional information:

By Telephone
Call 1-800-872-8037

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Write to:
North American Funds
286 Congress Street
Boston, MA  02210
By Mail or In Person from the Public Reference Room of the
Securities and Exchange Commission (SEC). (You will pay a duplication fee.)

Visit or Write to:
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Washington, DC, 20549-6009
1-800-SEC-0330

Online at the SEC's Internet Site
Text-only versions of fund documents can be viewed online or downloaded from http://www.sec.gov.

Statement of Additional Information (SAI)
The SAI provides additional information about the Trust and the Funds. The SAI and the auditor's report and financial statements included in the Trust's most recent Annual Report to its shareholders are incorporated by reference as part of this Prospectus.

Annual and Semi-annual Reports
The Annual and Semi-annual Reports describe the Funds' performance, list portfolio holdings and include additional information about the Funds' investments. The Annual Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

File No. 811-5797
0599:90201